Combined Semi-Annual
Report To Shareholders
October 31, 1999
----------------------

Class R Shares

Riggs U.S. Treasury Money Market Fund

Riggs Prime Money Market Fund

Riggs U.S. Government Securities Fund

Riggs Stock Fund

Riggs Small Company Stock Fund


Class Y Shares

Riggs U.S. Treasury Money Market Fund

Riggs Prime Money Market Fund

[LOGO OF RIGGS FUNDS]


Mutual funds are not FDIC insured and are not deposits or obligations of or guaranteed by Riggs Bank N.A. They involve investment risks, including the possible loss of the principal amount invested.


Federated Securities Corp., Distributor




PRESIDENT'S MESSAGE


Dear Investor:

I am pleased to present the Semi-Annual Report for the Riggs Funds--Class R and Class Y Shares--for the first half of the funds' current fiscal year, which is the six-month reporting period ending October 31, 1999. It begins with an investment commentary by each portfolio manager, followed by a complete list of holdings and the financial statements for the Riggs U.S. Treasury Money Market Fund, Riggs Prime Money Market Fund, Riggs U.S. Government Securities Fund, Riggs Stock Fund, and Riggs Small Company Stock Fund.

The following highlights summarize fund performance over the six-month reporting period:

Riggs U.S. Treasury Money Market Fund

This is the most conservative Riggs fund, which is managed to help shareholders earn daily income on their ready cash through a portfolio of direct U.S. Treasury money market securities or repurchase agreements fully backed by U.S. Treasury securities.* The fund's portfolio of U.S. Treasury money market securities paid dividends totaling $0.02 per share for Class Y Shares and $0.02 per share for Class R Shares over the reporting period. Assets in the fund totaled $130 million at the end of the reporting period.

Riggs Prime Money Market Fund

This fund helps shareholders earn daily income on their ready cash through a portfolio of high-quality money market securities.* The fund's Class Y Shares and Class R Shares each paid dividends totaling $0.02 per share. The fund ended the reporting period with total assets of $342 million.

Riggs U.S. Government Securities Fund

This fund's government-focused bond portfolio paid Class R Share dividends totaling $0.26 per share. Due to a rising rate environment that caused bond prices to decline, the fund's net asset value declined from $9.85 to $9.54. The dividends and net asset value decrease resulted in a total return of (0.54%)**, or (2.48%)** adjusted for the redemption fee. The fund's $35 million in assets at the end of the reporting period were invested across government agency securities (62.6%) and U.S. Treasury obligations (28.3%), corporate bonds (2.8%), and a repurchase agreement (5.3%).

Riggs Stock Fund

The six-month reporting period was a weak period for the U.S. stock market. As a result, the fund's diversified portfolio of high-quality stocks--which included many household names like American Express, AT&T, Intel, Johnson & Johnson, Mobil, Sears, and Xerox--produced a negative total return. The Class R Shares total return was (7.55%)**, or (9.22%)** adjusted for the redemption fee. The Class R Shares return was the result of a $2.67 decline in net asset value, $0.01 per share in dividend income and a $1.44 capital gains distribution. The fund's net assets totaled $78.3 million at the end of the reporting period.

Riggs Small Company Stock Fund

As the most aggressive fund in the Riggs family, the fund invests in carefully selected stocks issued by small companies.+ Small-company stocks continued to show weakness during the period. Reflecting the decline in values among small-company stocks, the total return for Class R Shares was (7.28%)** or (9.13%)** adjusted for the fund's redemption fee. At the end of the reporting period, fund assets totaled $32 million.

The past six-month reporting period was a weak one for stocks and bonds. Whether you're a stock or bond investor, in times like these, it's particularly important to keep focused on the long-term--which is the true measure of total return performance. Of course, if you're a money market fund investor, your outlook is considerably shorter--your money is at work earning daily income and ready whenever you need it.

However near or far your financial goals are, thank you for selecting one or more Riggs Funds. We'll continue to keep you up-to-date on your progress.

Sincerely,

/s/Edward C. Gonzales

Edward C. Gonzales
President
December 15, 1999



* An investment in the Money Market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Money Market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

** Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

+ Small cap stocks have historically experienced greater volatility than average.


                               INVESTMENT REVIEW


Riggs U.S. Treasury Money Market Fund
Riggs Prime Money Market Fund

During this reporting period yields rose across the maturity spectrum. The yield on the 3-month Treasury bill rose 55 basis points, while the yields on the 6-month and one year Treasury bills rose 65 basis points. The spread between the 3-month and one year Treasury bill widened from 21 to 32 basis points. Commercial paper rates also were up, particularly in the 90-day and longer area of the curve. The bond market in 1999 has experienced eight consecutive down months and this year will likely be the second worst bear market for bonds in 50 years. Meanwhile, the core rate of inflation remains relatively low although the bond market will be watching for any evidence of acceleration by monitoring indicators such as Gross Domestic Product ("GDP"), employment and productivity growth.

The Federal Reserve Board (the "Fed") tightened monetary policy two times in June and August 1999 by a total of 50 basis points, raising the Federal Funds Rate from 4.75% to 5.25%. In early 2000, the Fed may resume its tightening if core inflation begins to rise as a function of higher commodity and food prices as well as a weaker dollar. As we move towards year-end there is uncertainty surrounding Y2K and its effect on the markets, particularly in the short end. Investors may seek additional liquidity in treasury and agency issues. We have increased our holdings of Treasury bills maturing in early 2000 and we will continue to take opportunities to move into other asset classes such as commercial paper, short corporate and treasury securities when yields look attractive relative to repurchase agreements.

Riggs U.S. Government Securities Fund

Throughout 1999, growth has been strong while core inflation has remained relatively benign. Labor markets are tight, with unemployment at a 29-year low of 4.1%, yet wage pressures have remained fairly tame. The lack of wage-driven inflation is due in part to strong productivity growth (since 1997, productivity has grown at an average annual rate of 2.6%, considerably higher then the average rate of 1% during the 1970's and 1980's). Investment remains strong while the "wealth effect" from the surging stock market continues to fuel consumer confidence to high levels, as evidenced by strong retail and housing sales. Foreign economies also appear to be recovering from the problems of 1997-98. As the economy continues its long expansion, the bond market remains vigilant for any evidence of acceleration in the core inflation rate.

The Fed raised the Federal Funds Rate to 5.25% through two 25 basis point rate increases on June 30 and August 24, 1999. Factors affecting the Fed's decision to tighten credit included strong GDP growth--above 4% over the last three years--and growing evidence of economic stabilization and growth in Asia and Europe. Rates during this reporting period were higher across the board, while the yield curve flattened amid expectations of further Fed tightening. The spread between the 2-year Treasury and the 30-year Treasury narrowed from 59 to 36 basis points. A downward bias in fixed income markets throughout the year has resulted in bonds closing down eight months in a row. It appears as though 1999 will be second only to 1994 as the worst bear market in 50 years.

We maintained our duration at slightly below the benchmark until the middle of the second quarter when the 30-year Treasury breached a 6.00% yield. At that point, we increased our duration to slightly above the benchmark by purchasing Treasury and agency securities and we maintained this longer duration throughout the third quarter. Looking forward, the market faces several major sources of uncertainty including Y2K and the impending presidential election. In addition, the economic expansion is currently in its ninth year and we need to closely monitor growth and productivity levels as well as the dollar and commodity prices. These factors could contribute to greater volatility in the bond market over the next six to nine months.


* Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.



Riggs Stock Fund
Riggs Small Company Stock Fund

For the first half of our fiscal year, the equity markets were in a corrective, consolidating phase, yet ended the reporting period on an upbeat note. Strong economic growth of 4.5% and low unemployment have yet to fuel the engines of inflation which remain close to 40 year lows of 2.1%, as measured by the Consumer Price Index ("CPI"). Corporate earnings growth has also remained strong yet narrow, with the technology sector providing a majority of the increase. During this reporting period, we saw a continuation of the narrowness of the market itself, in other words, a few large stocks providing the major contribution to overall market returns. This concentration of returns (mainly from the technology sector) is close to a 20 year extreme. Twenty years ago the energy sector dominated the equity market returns as the high price of oil fueled a large capital spending cycle. Today, several factors have sparked a major capital and consumer spending cycle in both hardware and software; Y2K preparedness, the internet and the global competitive economy. It is our belief that the market will broaden out to encompass other sectors. This is due to the extremely high price-to-earnings multiples accorded to certain technology companies and correspondingly low multiples found elsewhere.

For the six month reporting period ended October 31, 1999, the Class R shares of the Riggs Stock Fund (the "Stock Fund") generated a total return of (7.55)%* based on net asset value while the class R shares of the Riggs Small Company Stock Fund (the "Small Company Fund") generated a total return of (7.28)%* based on net asset value. Our investment philosophy in managing both equity funds is to balance long-term valuation with the catalyst of short-term earnings acceleration. We employ our methodology which we call value/momentum, by initially analyzing four key factors: (1) relative valuation; (2) earnings growth relative to the stock's price-to-earnings multiple; (3) consensus earnings estimate revisions; and (4) relative price strength. For stocks scoring highly in this process, we focus on the fundamental changes that management is implementing within these companies to generate earnings growth. We then invest in those companies in which we have the most confidence in management.

We maintain a broad diversification of stocks among industries. In the Stock Fund, the largest sector exposure is in technology. IBM, Lucent Technology and Apple Computer are some of the major holdings here. We are impressed with the successful restructuring and new products that Steve Jobs has been able to bring about at Apple Computer. Focusing on the consumer market with a facile, stylish and powerful array of products has generated an acceleration of earnings. During this reporting period we increased our sector weights in finance and consumer cyclicals. Wells Fargo, Fannie Mae and Zion Bancorporation are new additions in finance. The Gap, Circuit City, Dayton Hudson and Toys R Us are new additions in the consumer cyclical sector.

In the Small Company Fund, the current valuation of this sector of the market is still close to 30 year lows. We believe the opportunities are great as confidence in earnings growth appears to be improving. Health care, consumer service and technology are the largest sectors. Metamor Worldwide, Eclipsys and LCC International are some of the leading stocks in these sectors. While we are entering one of the longest stretches of equity market returns in history, we are optimistic about the future. Moderate economic growth with low inflation have colored the equity market canvas with brilliant pastels. We are mindful that certain sectors of the market represent high optimism and high valuation yet others represent low valuation and opportunities.


* Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                         LAST MEETING OF SHAREHOLDERS

A Special Meeting for the shareholders of Riggs U.S. Treasury Money Market Fund was held on June 30, 1999. On April 27, 1999, the record date for shareholders voting at the meeting, there were 145,141,817 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

(1) Election of Trustees:


                                                      Abstentions and      Withheld Authority
Names                           For        Against    Broker Non-Votes          To Vote
Thomas G. Bigley             76,162,803                                         60,060
Nicholas P. Constantakis     76,162,803                                         60,060
John F. Cunningham           76,162,833                                         60,030
J. Christopher Donahue       76,222,863                                              0
Charles F. Mansfield, Jr.    76,222,863                                              0
John E. Murray, Jr.          76,222,863                                              0
John S. Walsh                76,222,863                                              0

1 The following Directors of the Trust continued their terms as Directors of the Trust: John F. Donahue, Lawrence D. Ellis, and Marjorie P. Smuts.

(2) To ratify the selection of Ernst & Young as the Trust's Independent
    Auditors.

For          Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
54,924,677   1,445,470   19,852,715

(3) To make changes to the Fund's fundamental investment policies.

a. To amend the Fund's fundamental investment policy regarding diversification.

For          Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
54,888,643   1,458,910   19,875,309            1

b. To amend the Fund's fundamental policy regarding borrowing money and issuing senior securities.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
54,890,684   1,456,869   19,875,309            1

c. To amend the Fund's fundamental investment policy regarding investments in real estate.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
54,915,172   1,481,504    19,826,186

d. To amend the Fund's fundamental investment policy regarding investments in commodities.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
52,919,528   3,487,506   19,815,828            1

e. To amend the Fund's fundamental investment policy regarding underwriting securities.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
54,891,704   1,520,711   19,810,447            1

f. To amend the Fund's fundamental investment policy regarding lending by the Fund.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
54,853,371   1,531,068   19,838,422            2

g. To amend the Fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
54,816,485   1,520,711   19,885,667

h. To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
54,843,791   1,543,305   19,835,767


i. To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding pledging assets.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
54,900,236   1,543,403   19,779,222

(4) To eliminate the Fund's fundamental investment policy on selling securities short.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
56,291,105    154,885    19,776,872            1


                         LAST MEETING OF SHAREHOLDERS

A Special Meeting for the shareholders of Riggs Prime Money Market Fund was held on June 15, 1999. On April 27, 1999, the record date for shareholders voting at the meeting, there were 390,220,577 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

(1) Election of Trustees:


                                                      Abstentions and      Withheld Authority
Names                           For        Against    Broker Non-Votes          To Vote
Thomas G. Bigley             202,443,919                                       1,774,311
Nicholas P. Constantakis     202,443,919                                       1,774,311
John F. Cunningham           202,443,919                                       1,774,311
J. Christopher Donahue       202,454,690                                       1,763,540
Charles F. Mansfield, Jr.    202,454,690                                       1,763,540
John E. Murray, Jr.          202,454,690                                       1,763,540
John S. Walsh                202,454,690                                       1,763,540

1 The following Directors of the Trust continued their terms as Directors of the
  Trust: John F. Donahue, Lawrence D. Ellis, and Marjorie P. Smuts.

(2) To ratify the selection of Ernst & Young as the Trust's Independent
    Auditors.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
202,679,070   325,585     1,213,574

(3) To make changes to the Fund's fundamental investment policies.

a. To amend the Fund's fundamental investment policy regarding diversification.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
201,031,629  1,876,589   1,310,011            1

b. To amend the Fund's fundamental policy regarding borrowing money and issuing senior securities.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
200,831,150  1,897,129   1,489,950             1

c. To amend the Fund's fundamental investment policy regarding investments in real estate.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
200,935,362  1,965,023    1,317,845

d. To amend the Fund's fundamental investment policy regarding investments in commodities.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
200,727,701  2,168,979   1,321,549             1

e. To amend the Fund's fundamental investment policy regarding underwriting securities.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
200,106,709  2,637,893    1,473,626            2

f. To amend the Fund's fundamental investment policy regarding lending by the Fund.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
200,748,913  2,113,523    1,355,793            1

g. To amend the Fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
200,784,211  2,070,852    1,363,166            1

h. To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
200,281,300  2,696,010    1,240,919           1



i. To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding pledging assets.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
200,124,937  2,870,499    1,222,794

(4) To eliminate certain of the Fund's fundamental investment policies:

a. To remove the Fund's fundamental investment policy on selling securities short.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
200,021,791  2,742,938    1,453,500           1

b. To remove the Fund's fundamental investment policy on investments in restricted securities.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
200,127,966  2,774,407    1,301,976         13,881


                         LAST MEETING OF SHAREHOLDERS

A Special Meeting for the shareholders of Riggs U.S. Government Securities Fund was held on June 15, 1999. On April 27, 1999, the record date for shareholders voting at the meeting, there were 3,944,242 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

(1) Election of Trustees:


                                                      Abstentions and      Withheld Authority
Names                           For        Against    Broker Non-Votes          To Vote
Thomas G. Bigley             3,054,094                                            302
Nicholas P. Constantakis     3,054,094                                            302
John F. Cunningham           3,054,094                                            302
J. Christopher Donahue       3,054,094                                            302
Charles F. Mansfield, Jr.    3,054,094                                            302
John E. Murray, Jr.          3,054,094                                            302
John S. Walsh                3,054,094                                            302

1 The following Directors of the Trust continued their terms as Directors of the
  Trust: John F. Donahue, Lawrence D. Ellis, and Marjorie P. Smuts.

(2) To ratify the selection of Ernst & Young as the Trust's Independent
    Auditors.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
3,054,301                    95

(3) To make changes to the Fund's fundamental investment policies.

a. To amend the Fund's fundamental investment policy regarding diversification.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
3,020,016      8,450         702            25,228


b. To amend the Fund's fundamental policy regarding borrowing money and issuing senior securities.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
3,016,909      8,439        3,821            25,227

c. To amend the Fund's fundamental investment policy regarding investments in real estate.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
3,016,909      11,558        702             25,227

d. To amend the Fund's fundamental investment policy regarding investments in commodities.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
3,020,028      9,141                        25,227

e. To amend the Fund's fundamental investment policy regarding underwriting securities.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
3,016,909       8,439       3,821           25,227

f. To amend the Fund's fundamental investment policy regarding lending by the Fund.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
3,020,028      8,439         702           25,227

g. To amend the Fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
3,020,016      8,450         702            25,228

h. To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
3,016,802     12,367                        25,227



i. To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding pledging assets.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
3,016,897      11,570        702            25,227

(4) To eliminate certain of the Fund's fundamental investment policies:

a. To remove the Fund's fundamental investment policy on selling securities short.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
3,016,897       8,450       3,822           25,227

b. To remove the Fund's fundamental investment policy on investments in restricted securities.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
3,016,897       8,450       3,822           25,227


                         LAST MEETING OF SHAREHOLDERS

A Special Meeting for the shareholders of Riggs Stock Fund was held on June 15, 1999. On April 27, 1999, the record date for shareholders voting at the meeting, there were 6,433,566 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

(1) Election of Trustees:


                                                      Abstentions and      Withheld Authority
Names                           For        Against    Broker Non-Votes          To Vote
Thomas G. Bigley             3,833,572                                           1,455
Nicholas P. Constantakis     3,833,572                                           1,455
John F. Cunningham           3,833,572                                           1,455
J. Christopher Donahue       3,833,669                                           1,358
Charles F. Mansfield, Jr.    3,833,669                                           1,358
John E. Murray, Jr.          3,833,569                                           1,458
John S. Walsh                3,833,931                                           1,096

1 The following Directors of the Trust continued their terms as Directors of the
  Trust: John F. Donahue, Lawrence D. Ellis, and Marjorie P. Smuts.

(2) To ratify the selection of Ernst & Young as the Trust's Independent
    Auditors.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
3,820,504      13,175       1,346

(3) To make changes to the Fund's fundamental investment policies.

a. To amend the Fund's fundamental investment policy regarding diversification.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
3,737,889      23,489       3,471           70,178

b. To amend the Fund's fundamental policy regarding borrowing money and issuing senior securities.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
3,735,225      18,882      10,742           70,178

c. To amend the Fund's fundamental investment policy regarding investments in real estate.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
3,742,616      18,594      3,640            70,177

d. To amend the Fund's fundamental investment policy regarding investments in commodities.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
3,732,214      29,164       3,471           70,178

e. To amend the Fund's fundamental investment policy regarding underwriting securities.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
3,738,878      15,324      10,647            70,178

f. To amend the Fund's fundamental investment policy regarding lending by the Fund.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
3,739,611      19,001       6,238            70,177

g. To amend the Fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
3,735,493      18,783      10,573           70,178

h. To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
3,730,116      28,477       6,256           70,178



i. To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding pledging assets.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
3,734,881      23,696       6,272           70,178

(4) To eliminate certain of the Fund's fundamental investment policies:

a. To remove the Fund's fundamental investment policy on selling securities short.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
3,734,525      24,048       6,277           70,177

b. To remove the Fund's fundamental investment policy on investments in restricted securities.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
3,734,892      23,700       6,258           70,177


                         LAST MEETING OF SHAREHOLDERS

A Special Meeting for the shareholders of Riggs Small Company Stock Fund was held on June 15, 1999. On April 27, 1999, the record date for shareholders voting at the meeting, there were 3,447,703 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

(1) Election of Trustees:


                                                      Abstentions and      Withheld Authority
Names                           For        Against    Broker Non-Votes          To Vote
Thomas G. Bigley             2,705,055                                           1,067
Nicholas P. Constantakis     2,705,055                                           1,067
John F. Cunningham           2,705,055                                           1,067
J. Christopher Donahue       2,705,192                                             930
Charles F. Mansfield, Jr.    2,705,192                                             930
John E. Murray, Jr.          2,705,192                                             930
John S. Walsh                2,705,192                                             930

1 The following Directors of the Trust continued their terms as Directors of the
  Trust: John F. Donahue, Lawrence D. Ellis, and Marjorie P. Smuts.

(2) To ratify the selection of Ernst & Young as the Trust's Independent
    Auditors.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
2,705,151       602         368

(3) To make changes to the Fund's fundamental investment policies.

a. To amend the Fund's fundamental investment policy regarding diversification.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
2,680,881       6,504       1,005           17,732

b. To amend the Fund's fundamental policy regarding borrowing money and issuing senior securities.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
2,680,906      6,314        1,170           17,732

c. To amend the Fund's fundamental investment policy regarding investments in real estate.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
2,681,961      5,423        1,005           17,733

d. To amend the Fund's fundamental investment policy regarding investments in commodities.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
2,677,800       9,584       1,005            17,733

e. To amend the Fund's fundamental investment policy regarding underwriting securities.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
2,681,715      5,618        1,056           17,733

f. To amend the Fund's fundamental investment policy regarding lending by the Fund.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
2,681,458      5,876        1,056           17,732

g. To amend the Fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
2,681,622       5,711       1,056            17,733

h. To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
2,677,327      10,006       1,056            17,733


i. To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding pledging assets.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
2,681,289      6,066        1,035           17,732

(4) To eliminate certain of the Fund's fundamental investment policies:

a. To remove the Fund's fundamental investment policy on selling securities short.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
2,677,378       9,842       1,170           17,732

b. To remove the Fund's fundamental investment policy on investments in restricted securities.

For           Against      Abstain      Broker Non-Votes
----------   ---------   ----------    -----------------
2,681,370      5,901        1,118           17,733



                           PORTFOLIO OF INVESTMENTS

                      Riggs U.S. Treasury Money Market Fund
                          October 31, 1999 (unaudited)


Principal

Amount
Value
U.S. Treasury Obligations--59.7%
             U.S. Treasury Bills--19.0%
$ 5,000,000  (1)
1/6/2000                                                                                          $  4,957,934
  5,000,000  (1)
2/10/2000                                                                                             4,930,983
 15,000,000  (1)
2/3/2000                                                                                            14,812,020

Total                                                                                              24,700,937
             U.S. Treasury Notes--40.7%
 14,400,000  (1) 5.375%,
1/31/2000                                                                                    14,417,081
  9,000,000  (1) 5.500%,
2/29/2000                                                                                     9,017,673
 10,000,000  5.500%,
5/31/2000                                                                                        10,001,541
  9,400,000  (1) 5.875%,
11/15/1999                                                                                    9,404,113
 10,000,000  5.875%,
2/15/2000                                                                                        10,023,368

Total                                                                                              52,863,776
                   Total U.S. Treasury
Obligations                                                                    77,564,713
(2) Repurchase Agreements--39.9%
 17,254,000  Donaldson, Lufkin and Jenrette Securities Corp., 5.220%,  dated 10/29/1999, due
11/1/1999                17,254,000
 17,252,000  Paine Webber Inc., 5.190%, dated 10/29/1999, due
11/1/1999                                               17,252,000
 17,254,000  Prudential Securities, Inc., 5.180%, dated 10/29/1999, due
11/1/1999                                     17,254,000
                   Total Repurchase
Agreements                                                                        51,760,000
                   Total Investments (at amortized
cost)(3)                                                         $129,324,713

(1) Certain principal amounts on loan to broker.
(2) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
(3) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($129,822,457) at October 31, 1999.

(See Notes which are an integral part of the Financial Statements)


                           PORTFOLIO OF INVESTMENTS

                          Riggs Prime Money Market Fund
                          October 31, 1999 (unaudited)


            Principal
              Amount                                                            Value
Certificate Of Deposit--1.5%
$     5,000,000               Canadian Imperial Bank of Commerce, NY,
                              5.150%, 2/23/2000                             $   4,999,537
Commercial Paper--9.9%
                              Finance--6.4%
      8,000,000               Charta Corp., 10.868%, 12/6/1999                  7,958,000
      2,000,000               Chase Manhattan Corp., 7.757%, 11/1/1999          2,000,000
      4,025,000               Fleet Boston Corp., 10.724%, 12/6/1999            4,004,143
      8,000,000               Salomon Smith Barney Holdings, Inc.,
                              10.724%, 11/1/1999                                8,000,000
                                Total                                          21,962,143
                              Finance-Automotive--0.6%
      2,000,000               General Motors Acceptance Corp., 1994-A,
                              5.029%, 1/17/2000                                 2,005,988
                              Health Technology--2.9%
      10,000,000              Altaire Pharmaceuticals, Inc., 10.816% -
                              10.829%, 11/2/1999 - 11/8/1999                    9,994,033
                                Total Commercial Paper                         33,962,164
Corporate Bonds--40.2%
                              Consumer Durables--1.6%
      5,500,000               USL Capital Corp., 8.125%, 2/15/2000              5,542,058
                              Consumer Non-Durables--1.6%
      4,500,000               PepsiCo, Inc., 6.375%, 12/31/1999                 4,509,159
      1,000,000               (1) PepsiCo, Inc., 6.800%, 5/15/2000              1,003,598
                                Total                                           5,512,757
                              Finance--30.0%
      7,975,000               American General Finance Corp., 6.125%,
                              9/15/2000                                         7,963,181
      1,000,000               American General Finance Corp., 6.875%,
                              1/15/2000                                         1,001,773
      3,000,000               American General Finance Corp., 7.250%,
                              4/15/2000                                         3,017,115
      5,000,000               Associates Corp. of North America,
                              8.250%, 12/1/1999                                 5,011,497
      6,000,000               Associates Financial Services Co. of
                              Puerto Rico, Inc., (Guaranteed by
                              Associates Corp. of North America),
                              10.793%, 11/3/1999                                5,998,223
      1,500,000               Bear Stearns Cos., Inc., 5.150%,
                              4/20/2000                                         1,493,705
      2,215,000               Bear Stearns Cos., Inc., 6.500%, 7/5/2000         2,219,173
      2,000,000               Bear Stearns Cos., Inc., 6.560%,
                              6/20/2000                                         2,004,227
      5,000,000               Beneficial Corp., 8.375%, 12/29/1999              5,025,637
      9,550,000               Caterpillar Financial Services Corp.,
                              5.750%, 1/31/2000                                 9,545,614
      1,000,000               CIT Group, Inc., 5.875%, 3/10/2000                  999,947
      1,000,000               CIT Group, Inc., 6.400%, 1/28/2000                1,001,228
      6,500,000               CIT Group, Inc., 6.700%, 6/2/2000                 6,525,610
      4,000,000               Commercial Credit Co., 6.000%, 4/15/2000          4,000,114
      5,000,000               Deere (John) Capital Corp., 7.370%,
                              3/22/2000                                         5,027,578
      1,300,000               First National Bank of Commerce, 6.500%,
                              1/14/2000                                         1,302,256
      1,670,000               Fleet Boston Corp., 8.625%, 12/15/1999            1,677,160
      6,000,000               Household Finance Corp., 5.920%,
                              3/13/2000                                         5,998,994
      3,620,000               Household Finance Corp., 6.000%, 5/8/2000         3,616,438
      4,000,000               IBM Credit Corp., 5.065%, 4/12/2000               3,998,748
      5,550,000               International Lease Finance Corp.,
                              5.750%, 12/15/1999                                5,554,210
      8,000,000               (1) International Lease Finance Corp.,
                              6.375%, 1/18/2000                                 8,016,926
      1,500,000               International Lease Finance Corp.,
                              7.000%, 5/15/2000                                 1,508,275
      2,550,000               Morgan Stanley, Dean Witter & Co.,
                              6.375%, 1/18/2000                                 2,556,437
      3,615,000               Norwest Financial, Inc., 7.250%,
                              3/15/2000                                         3,637,912
      3,000,000               Salomon, Inc., 6.500%, 3/1/2000                   3,005,683
      775,000                 Travelers Group, Inc., 7.250%, 1/15/2000            778,138
                                Total                                         102,485,799
                              Finance-Automotive--4.1%
      1,000,000               Chrysler Financial Co. L.L.C., 6.375%,
                              1/28/2000                                         1,001,061
      1,100,000               Ford Motor Credit Corp., 6.375%,
                              4/15/2000                                         1,102,792
      2,000,000               Ford Motor Credit Corp., 6.850%,
                              8/15/2000                                         2,009,593
      3,797,000               Ford Motor Credit Corp., 8.375%,
                              1/15/2000                                         3,820,872
      1,000,000               General Motors Acceptance Corp., 5.450%,
                              2/22/2000                                           999,375
      3,210,000               General Motors Acceptance Corp., 6.250%,
                              1/6/2000                                          3,214,555
      2,000,000               General Motors Acceptance Corp., 7.000%,
                              3/1/2000                                          2,011,537
                                Total                                          14,159,785
                              Health Technology--2.9%
      9,800,000               American Home Products Corp., 7.700%,
                              2/15/2000                                         9,860,779
                                Total Corporate Bonds                         137,561,178
Corporate Notes--3.2%
                              Finance--1.7%
      4,000,000               Beneficial Corp., 7.990%, 2/16/2000               4,031,049
      2,000,000               Morgan Stanley, Dean Witter & Co.,
                              6.250%, 3/15/2000                                 2,002,125
                                Total                                           6,033,174
                              Finance-Automotive--1.5%
      5,000,000               Ford Motor Credit Corp., 8.625%,
                              1/24/2000                                         5,037,612
                                Total Corporate Notes                          11,070,786
(2) Government Agencies--17.5%
                              Federal Farm Credit Bank--2.2%
      7,475,000               Federal Farm Credit Bank, 5.560%,
                              1/18/2000                                         7,475,000
                              Federal Home Loan Bank System--3.9%
      3,150,000               5.005%, 4/20/2000                                 3,145,065
      5,000,000               5.686%, 1/28/2000                                 5,000,000
      5,000,000               5.745%, 1/28/2000                                 4,999,843
                                Total                                          13,144,908
                              Federal Home Loan Mortgage Corp.--2.3%
      8,000,000               5.000%, 1/10/2000                                 7,915,067
                              Federal National Mortgage
                              Association--0.3%
      1,075,000               4.780%, 11/30/1999                                1,074,366
                              Student Loan Marketing Association--8.8%
      6,150,000               5.405%, 3/7/2001                                  6,107,824
      5,000,000               5.415%, 12/16/1999                                5,000,000
      4,000,000               5.735%, 3/8/2000                                  4,001,476
      10,000,000              5.795%, 1/12/2000                                 9,999,408
      5,000,000               5.886%, 11/10/1999                                5,000,060
                                Total                                          30,108,768
                                Total Government Agencies                      59,718,109
(2) Notes - Variable--12.6%
                              Finance--11.1%
      5,000,000               Allstate Life Insurance Co., 5.511%,
                              11/1/1999                                         5,000,000
      13,000,000              IBM Credit Corp., 5.313%, 11/2/1999              13,000,024
      10,000,000              Merrill Lynch & Co., Inc., 5.544%,
                              11/22/1999                                       10,000,629
      10,000,000              Morgan Stanley, Dean Witter & Co.,
                              5.611%, 3/13/2001                                10,000,000
                                Total                                          38,000,653
                              Finance-Insurance--1.5%
      5,000,000               Allstate Life Insurance Co., GIC,
                              5.431%, 11/1/1999                                 5,000,000
                                Total Notes - Variable                         43,000,653
U.S. Treasury Obligations--1.4%
       5,000,000              (1) U.S. Treasury Bill, 5.000%, 1/6/2000          4,957,934
(3) Repurchase Agreements--12.7%
      14,518,000              Donaldson, Lufkin and Jenrette
                              Securities Corp., 5.220%, dated
                              10/29/1999, due 11/1/1999                        14,518,000
      14,517,000              Paine Webber, Inc., 5.190%, dated
                              10/29/1999, due 11/1/1999                        14,517,000
      14,518,000              Prudential Securities, Inc., 5.180%,
                              dated 10/29/1999, due 11/1/1999                  14,518,000
                                Total Repurchase Agreements                    43,553,000
                                Total Investments (at amortized cost)(4)     $338,823,361

(1) Certain principal amounts on loan to broker. (2) Current rate and next reset date shown.
(3) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
(4) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($342,034,883) at October 31, 1999.

The following acronym is used throughout this portfolio:

GIC--Guaranteed Investment Contract

(See Notes which are an integral part of the Financial Statements)


                           PORTFOLIO OF INVESTMENTS

                      Riggs U.S. Government Securities Fund
                          October 31, 1999 (unaudited)



            Principal
              Amount                                                      Value
       Corporate Bond--2.8%
                           Finance--2.8%
             $  1,000,000  EQCC Home Equity Loan Trust 1997-3,        $   984,100
                           Class A8, 6.41%, 12/15/2004 (identified
                           cost $999,844)
       Government Agencies--62.6%
                           Federal Home Loan Mortgage
                           Corporation--27.0%
                9,700,000  (1) 5.75%, 7/15/2003                           9,501,053
                           Federal National Mortgage
                           Association--16.7%
                3,000,000  5.625%, 3/15/2001                              2,984,580
                  888,000  6.00%, 5/15/2008                               848,955
                  530,631  7.50%, 6/1/2012                                537,099
                1,000,000  8.50%, 2/1/2005                                1,006,300
                  359,127  9.50%, 6/25/2018                               380,700
                  136,455  9.50%, 7/25/2019                               143,866
                             Total                                        5,901,500
                           Government National Mortgage
                           Association--18.9%
                1,183,770  6.50%, 5/15/2028                               1,131,613
                1,951,627  7.00%, 8/15/2027                               1,921,143
                1,773,334  7.50%, 10/15/2027                              1,778,317
                1,772,817  8.00%, 10/15/2027                              1,811,606
                             Total                                        6,642,679
                             Total Government Agencies                   22,045,232
                             (identified cost $23,033,152)
      U.S. Treasury Obligations--28.3%
                           U.S. Treasury Bonds--28.3%
                3,550,000  6.125%, 11/15/2027                             3,432,495
                4,251,000  (1) 6.25%, 8/15/2023                           4,162,962
                2,350,000  (1) 6.50%, 11/15/2026                          2,378,364
                             Total                                        9,973,821
      U.S. Treasury Note--0.0%
                    1,000  6.50%, 5/15/2005                                   1,019
                             Total U.S. Treasury Obligations              9,974,840
                             (identified cost $10,410,069)
      (2) Repurchase Agreement--5.3%
                1,865,000  Donaldson, Lufkin and Jenrette                 1,865,000
                           Securities Corp., 5.22%, dated
                           10/29/1999, due 11/1/1999 (at
                           amortized cost)
                             Total Investments (identified cost         $   34,869,172
                             $36,308,065)(3)

(1) Certain principal amounts on loan to broker.
(2) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
(3) The cost of investments for federal tax purposes amounts to $36,308,065. The net unrealized depreciation of investments on a federal tax basis amounts to $1,438,893 which is comprised of $0 appreciation and $1,438,893 depreciation at October 31, 1999.

Note: The categories of investments are shown as a percentage of net assets
      ($35,200,837) at October 31, 1999.

(See Notes which are an integral part of the Financial Statements)


                           PORTFOLIO OF INVESTMENTS

                                Riggs Stock Fund
                          October 31, 1999 (unaudited)

             Shares                                                       Value
      Common Stocks--98.5%
                      Banking--0.9%
               9,435  SouthTrust Corp.                             $      384,588
               5,372  Zions BanCorp                                       320,459
                        Total                                             705,047
                      Commercial Services--1.8%
              27,190  Donnelley (R.R.) & Sons Co.                         659,357
              68,585  (1) Modis Professional Services, Inc.               767,295
                        Total                                           1,426,652
                      Consumer Durables--1.3%
              15,094  Eastman Kodak Co.                                 1,040,543
                      Consumer Non-Durables--5.3%
              29,265  Fort James Corp.                                    770,035
              41,585  Philip Morris Cos., Inc.                          1,047,422
              31,670  (2) R.J.R. Nabisco, Inc., Class A                 1,183,666
              64,725  The Pepsi Bottling Group, Inc.                    1,177,186
                        Total                                           4,178,309
                      Consumer Services--5.0%
              78,685  (1) Cendant Corp.                                 1,298,302
              43,645  Tribune Co.                                       2,618,700
                        Total                                           3,917,002
                      Electronic Technology--19.1%
              21,165  (1) Apple Computer, Inc.                          1,695,846
              30,935  (1) Cisco Systems, Inc.                           2,289,190
              10,705  (1) EMC Corp. Mass                                  781,465
               8,660  (1) General Instrument Corp.                        466,016
              16,480  Intel Corp.                                       1,276,170
              16,116  International Business Machines Corp.             1,585,412
              15,039  Koninklijke (Royal) Philips                       1,563,116
                      Electronics NV, ADR
              30,767  Lucent Technologies, Inc.                         1,976,780
              24,395  (1)(2) SCI Systems, Inc.                          1,204,503
               4,680  Texas Instruments, Inc.                             420,030
              28,220  United Technologies Corp.                         1,707,310
                        Total                                          14,965,838
                      Energy Minerals--5.3%
              28,305  BP Amoco PLC, ADR                                 1,634,614
              17,770  Mobil Corp.                                       1,714,805
              12,261  Texaco, Inc.                                        752,519
                        Total                                           4,101,938
                      Finance--16.6%
               9,005  American Express Co.                              1,386,770
              29,112  Bank of America Corp                              1,874,085
              21,495  Federal National Mortgage Association             1,520,771
              38,394  Fleet Boston Corp.                                1,674,921
              34,925  Hartford Financial Services Group, Inc.           1,809,552
              18,490  Lincoln National Corp.                              852,851
              11,915  Merrill Lynch & Co., Inc.                           935,328
              44,880  Washington Mutual, Inc.                           1,612,875
              28,440  Wells Fargo Co.                                   1,361,565
                        Total                                          13,028,718
                      Health Services--1.3%
              23,799  Cardinal Health, Inc.                             1,026,332
                      Health Technology--8.2%
              20,425  Abbott Laboratories                                 824,659
              30,140  American Home Products Corp.                      1,574,815
              14,695  Baxter International, Inc.                          953,338
              35,549  (1) Elan Corp. Plc, ADR                             915,387
              20,755  Johnson & Johnson                                 2,174,086
                        Total                                           6,442,285
                      Industrial Services--1.4%
              17,305  Schlumberger Ltd.                                 1,048,034
                      Producer Manufacturing--6.9%
              18,049  Georgia-Pacific Corp.                               716,320
              20,671  Ingersoll-Rand Co.                                1,080,060
              20,235  Textron, Inc.                                     1,561,889
              27,250  Tyco International Ltd.                           1,088,297
              32,789  Xerox Corp.                                         918,092
                        Total                                           5,364,658
                      Retail Trade--12.1%
              24,141  Albertsons, Inc.                                    876,620
              20,180  Circuit City Stores, Inc.                           861,434
              13,095  Dayton-Hudson Corp.                                 846,264
              24,515  The Gap, Inc.                                       910,119
              94,168  (1) Office Depot, Inc.                            1,171,215
              46,699  (1) Safeway, Inc.                                 1,649,058
              31,725  Sears, Roebuck & Co.                                894,248
              51,770  TJX Cos., Inc.                                    1,404,261
              62,780  (1) Toys `R' Us, Inc.                               886,768
                        Total                                           9,499,987
                      Technology Services--1.3%
              22,190  First Data Corp.                                  1,013,806
                      Utilities--12.0%
              16,832  AT&T Corp.                                          786,896
              27,405  Coastal Corp.                                     1,154,436
              34,105  Edison International                              1,010,361
              22,027  GPU, Inc.                                           747,541
              17,240  GTE Corp.                                         1,293,000
              21,395  (1) MCI Worldcom, Inc.                            1,835,958
              30,445  Peco Energy Co.                                   1,162,618

           Shares or
           Principal
             Amount                                                       Value
      Common Stocks--continued
                      Utilities--continued
              26,800  SBC Communications, Inc.                     $    1,365,142
                        Total                                           9,355,952
                        Total Common Stocks (identified cost           77,115,101
                        $63,942,047)
      Preferred Stocks--0.5%
                      Consumer Services--0.5%
              14,382  Cendant Corp., Conv. Pfd., 7.50%                    402,696
                      (identified cost $551,099)
      (3) Repurchase Agreement--3.1%
      $    2,448,000  Donaldson, Lufkin and Jenrette                    2,448,000
                      Securities Corp., 5.22%, dated
                      10/29/1999, due 11/1/1999 (at
                      amortized cost)
                      Total Investments (identified cost           $   79,965,797

(1)  Non-income producing security.
(2)  Certain shares on loan to broker.
(3) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
(4) The cost of investments for federal tax purposes amounts to $66,941,146. The net unrealized appreciation of investments on a federal tax basis amounts to $13,024,651 which is comprised of $18,345,132 appreciation and $5,320,481 depreciation at October 31, 1999.

Note: The categories of investments are shown as a percentage of net assets
      ($78,319,705) at October 31, 1999.

The following acronym is used throughout this portfolio:

ADR--American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)


                           PORTFOLIO OF INVESTMENTS

                         Riggs Small Company Stock Fund
                          October 31, 1999 (unaudited)


            Shares                                                          Value
      Common Stocks--86.7%
                    Commercial Services--3.4%
            19,335  (1) AHL Services, Inc.                           $      367,365
            37,660  (1) Modis Professional Services, Inc.                   421,321
             3,540  (1) NCO Group, Inc.                                     150,007
             5,570  (1) Navigant Consulting, Inc.                           159,093
                      Total                                               1,097,786
                    Consumer Durables--4.1%
            36,266  (1)(2) Action Performance Cos., Inc.                    737,786
            20,859  (1) Furniture Brands International, Inc.                404,143
            16,380  (1) Topps Co.                                           160,729
                      Total                                               1,302,658
                    Consumer Non-Durables--2.8%
            47,338  (1) NBTY, Inc.                                          381,663
            41,882  (1) Steven Madden Ltd.                                  513,054
                      Total                                                 894,717
                    Consumer Services--8.2%
            12,390  CBRL Group, Inc.                                        165,716
            45,210  (1) Diedrich Coffee, Inc.                               254,306
            22,495  (1) Global Imaging Systems, Inc.                        310,712
            20,805  (1) Metamor Worldwide, Inc.                             392,694
            19,353  (1) Performance Food Group Co.                          524,950
            13,505  (1)(2) NetRadio Corp.                                   107,196
            18,999  (1) Rare Hospitality International, Inc.                378,792
            32,327  (1) ResortQuest International, Inc.                     248,514
            28,094  (1) Travel Services International, Inc.                 245,822
                      Total                                               2,628,702
                    Electronic Technology--2.7%
            28,919  (1) Aeroflex, Inc.                                      160,862
            35,678  (1) Brooktrout, Inc.                                    461,584
             4,788  (1) RadiSys Corp.                                       253,764
                      Total                                                 876,210
                    Finance--18.8%
            36,355  Advanta Corp., Class B                                  468,071
            22,255  Allied Capital Corp.                                    446,491
             8,000  (1) American Bancshares, Inc.                           111,000
            55,495  (1) Amresco, Inc.                                       163,016
            14,336  (2) Apartment Investment & Management Co.,              539,392
                    Class A
            22,530  (1)(2) Creditrust Corp.                                 401,316
            34,600  (1) FPIC Insurance Group, Inc.                          549,275
            22,250  First Industrial Realty Trust                           549,297
            33,045  (2) Gold Banc Corp., Inc.                               349,038
            16,690  Hudson United Bancorp                                   524,692
            59,985  Imperial Credit Commercial Mortgage                     652,337
                    Investment Corp.
            40,485  (1) Rainbow Rentals, Inc.                               359,304
            10,050  Southwest Securities Group, Inc.                        239,316
             2,685  Sterling Bancorp                                         50,679
             5,880  (1) Sun Bancorp, Inc.                                    60,638
            14,272  Weingarten Realty Investors                             545,904
                      Total                                               6,009,766
                    Health Services--11.4%
            20,480  (1) Eclipsys Corp.                                      325,120
            43,400  (1) First Consulting Group, Inc.                        366,187
            23,249  (1)(2) InfoCure Corp.                                   366,172
            79,208  (1) InterDent, Inc.                                     653,466
            24,190  (1) Pharmaceutical Product Development, Inc.            243,412
            11,026  (1) Priority HealthCare Corp., Class B                  221,209
            23,626  (1) Trigon Healthcare, Inc.                             670,388
            51,284  (1) US Oncology, Inc.                                   229,175
            34,442  (1) United Payors & United Providers, Inc.              579,056
                      Total                                               3,654,185
                    Health Technology--5.6%
            20,155  (1) Cephalon, Inc.                                      327,519
            20,380  (1) Colorado MEDtech, Inc.                              264,940
            10,996  Cooper Companies, Inc.                                  274,900
            28,150  (1) Hanger Orthopedic Group, Inc.                       346,597
            23,222  (1) Maxxim Medical, Inc.                                557,328
                      Total                                               1,771,284
                    Industrial Services--5.2%
            49,320  (1) Group Maintenance America Corp.                     474,705
            33,842  (1)(2) National-Oilwell, Inc.                           458,982
            14,445  (1)(2) Precision Drilling Corp.                         334,943
            29,070  (1) Pride International, Inc.                           399,713
                      Total                                               1,668,343
                    Non-Energy Minerals--0.8%
            12,565  (1) Stillwater Mining Co.                               252,871
                    Process Industries--1.3%
            36,937  (1) Building One Services Corp.                         410,924
                    Producer Manufacturing--1.0%
             5,965  (1)(2) Zebra Technologies Corp., Class A                324,347
                    Retail Trade--4.3%
            18,645  (1)(2) Buckle, Inc.                                     307,643
            37,115  (1)(2) Rent-A-Center, Inc.                              679,668
            28,172  (1) White Cap Industries, Inc.                          397,929
                      Total                                               1,385,240
                    Technology Services--7.2%
            31,037  (1) Axent Technologies, Inc.                            459,736
            15,885  (1)(2) Navidec, Inc.                                    161,828
            71,635  (1) Netplex Group, Inc.                                 134,316
            29,505  (1) Novadigm, Inc.                                      385,409
            65,235  (1) SOFTWORKS, Inc.                                     199,782

         Shares or
         Principal
           Amount                                                          Value
     Common Stocks--continued
                    Technology Services--continued
             7,704  (1) ScanSource, Inc.                             $      260,973
            38,568  (1) Symix Systems, Inc.                                 397,733
            15,410  (1) Tech Data Corp.                                     289,901
                      Total                                               2,289,678
                    Transportation--7.2%
            25,469  (1)(2) Atlantic Coast Airlines Holdings                 592,154
             9,770  (1) Landstar System, Inc.                               395,685
            53,950  (1) Mesa Air Group, Inc.                                303,469
            11,771  (1) Ryanair Holdings PLC, ADR                           485,554
            21,415  SkyWest, Inc.                                           531,360
                      Total                                               2,308,222
                    Utilities--2.7%
            53,415  (1)(2) LCC International, Inc., Class A                 454,028
            17,495  Northwestern Corp.                                      399,105
                      Total                                                 853,133
                      Total Common Stocks                                27,728,066
                      (identified cost $30,464,400)
      (3) Repurchase Agreement--12.4%
     $   3,948,000  Donaldson, Lufkin and Jenrette Securities             3,948,000
                    Corp., 5.22%, dated 10/29/1999, due
                    11/1/1999 (at amortized cost)
                    Total Investments (identified cost               $   31,676,066
                    $34,412,400)(4)

(1)  Non-income producing security.
(2)  Certain shares on loan to broker.
(3) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
(4) The cost of investments for federal tax purposes amounts to $34,412,400. The net unrealized depreciation of investments on a federal tax basis amounts to $2,736,334 which is comprised of $2,363,998 appreciation and $5,100,332 depreciation at October 31, 1999.

Note: The categories of investments are shown as a percentage of net assets
      ($31,973,670) at October 31, 1999.

The following acronym is used throughout this portfolio:

ADR--American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)


                     STATEMENTS OF ASSETS AND LIABILITIES

                                   Riggs Funds
                          October 31, 1999 (unaudited)

                                            U.S. Treasury               Prime            U.S. Government
                                             Money Market           Money Market            Securities
                                                 Fund                   Fund                   Fund
Assets:
Investments in securities, at value          $   77,564,713          $ 295,270,361          $ 33,004,172
Investments in repurchase agreements             51,760,000             43,553,000             1,865,000
Total investments, at amortized cost
and value                                        129,324,713            338,823,361            34,869,172
Cash                                                  2,753                135,561                    --
Collateral for securities loaned,
at fair value (Note 2)                           54,168,749              5,733,300             6,606,013
Income receivable                                   983,876              4,422,443               511,889
Receivable for shares sold                               --                     --                 1,000
  Total assets                                  184,480,091            349,114,665            41,988,074
Liabilities:
Income distribution payable                         488,885              1,344,418               157,579
Payable upon return of securities
loaned (Note 2)                                  54,168,749              5,733,300             6,606,013
Payable to Bank                                          --                     --                 1,398
Payable for shares redeemed                              --                     --                21,418
Accrued expenses                                         --                  2,064                   829
  Total liabilities                               54,657,634              7,079,782             6,787,237
Net Assets                                      129,822,457   $        342,034,883   $        35,200,837
Net Assets Consists of:
Paid in capital                                 129,822,457   $        342,322,678   $        38,651,520
Net unrealized appreciation
(depreciation) of investments                            --                     --           (1,438,893)
Accumulated net realized gain
(loss) on investments                                    --              (867,840)           (2,060,447)
Accumulated undistributed net
investment income                                        --                580,045                48,657
  Total Net Assets                           $  129,822,457          $ 342,034,883          $ 35,200,837
Class Y Shares                               $  125,771,272          $ 323,082,244          $         --
Class R Shares                               $     4,051,185         $  18,952,639          $  35,200,837
Net Asset Value, Offering Price and
Redemption Proceeds Per Share:
Net Asset Value Per Share
Class Y Shares                                        $1.00                  $1.00                    --
Class R Shares                                        $1.00                  $1.00                 $9.54
Offering Price Per Share(1)
Class Y Shares                                        $1.00                  $1.00                    --
Class R Shares                                        $1.00                  $1.00              $9.54(3)
Redemption Proceeds Per Share(2)
Class Y Shares                                        $1.00                  $1.00                    --
Class R Shares                                        $1.00                  $1.00              $9.35(4)
Shares Outstanding:
Class Y Shares                                  125,771,272            323,366,868                    --
Class R Shares                                    4,051,185             18,952,274             3,687,976
Investments, at identified cost              $  129,324,713          $ 338,823,361          $ 36,308,065
Investments, at tax cost                     $  129,324,713          $ 338,823,361          $ 36,308,065

(1) See "What Shares Cost" in the Prospectus.
(2) See "Contingent Deferred Sales Charge" in the Prospectus.
(3) Computation of offering price per share 100/100.00 of net asset value.
(4) Computation of offering price per share 98.00/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)



                                   Riggs Funds
                          October 31, 1999 (unaudited)

                                                                                 Small
                                                            Stock            Company Stock
                                                             Fund                 Fund
Assets:
Investments in securities, at value                     $  77,517,797        $   27,728,066
Investments in repurchase agreements                        2,448,000             3,948,000
  Total investments, at amortized cost and value           79,965,797            31,676,066
Cash                                                            9,147                 2,593
Collateral for securities loaned, at fair value             1,436,655             4,822,791
(Note 2)
Income receivable                                              66,291                 1,717
Receivable for shares sold                                         --                 3,000
Receivable for investments sold                                    --               554,041
Deferred organizational costs                                      --                 3,885
Other Assets                                                       --                14,874
  Total assets                                             81,477,890            37,078,967
Liabilities:
Income distribution payable                                       461                   184
Payable for investments purchased                           1,664,007               281,922
Payable upon return of securities loaned (Note 2)           1,436,655             4,822,791
Payable for shares redeemed                                    41,915                   400
Accrued expenses                                               15,147                    --
  Total liabilities                                         3,158,185             5,105,297
Net Assets                                              $  78,319,705        $   31,973,670
Net Assets Consists of:
Paid in capital                                         $  61,585,394        $   39,009,580
Net unrealized appreciation (depreciation) of              13,024,651           (2,736,334)
investments
Accumulated net realized gain (loss) on                     3,713,353           (4,185,487)
investments
Accumulated distributions in excess of net                    (3,693)                    --
investment income
Net operating loss                                                 --             (114,089)
  Total Net Assets                                      $  78,319,705        $   31,973,670
Class R Shares                                          $  77,953,107        $   31,869,294
Class B Shares                                          $     366,598        $     $104,376
Net Asset Value, Offering Price and Redemption
Proceeds Per Share:
Net Asset Value Per Share
Class R Shares                                                 $13.13                $10.45
Class B Shares                                                 $13.07                $10.37
Offering Price Per Share(1)
Class R Shares                                                 $13.13(3)             $10.45(3)
Class B Shares                                                 $13.07(3)             $10.37(3)
Redemption Proceeds Per Share(2)
Class R Shares                                                 $12.87(4)             $10.24(4)
Class B Shares                                                 $12.42(5)              $9.85(5)
Shares Outstanding:
Class R Shares                                              5,935,269             3,051,081
Class B Shares                                                 28,058                10,065
Investments, at identified cost                         $  66,941,146        $   34,412,400
Investments, at tax cost                                $  66,941,146        $   34,412,400

(1) See "What Shares Cost" in the Prospectus.
(2) See "Contingent Deferred Sales Charge" in the Prospectus.
(3) Computation of offering price per share 100/100.00 of net asset value.
(4) Computation of offering price per share 98.00/100 of net asset value.
(5) Computation of offering price per share 95/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)


                           STATEMENTS OF OPERATIONS

                                   Riggs Funds
                          October 31, 1999 (unaudited)


U.S.
                                            U.S. Treasury         Prime         Government
Small Company
                                             Money Market     Money Market      Securities
Stock             Stock
                                                 Fund             Fund             Fund
Fund             Fund
Investment Income:
Dividends                                    $         --     $         --     $         --     $    602,125
$    108,155
Interest                                        3,504,020        9,182,628        1,155,291
67,618           76,179
  Total investment income                       3,504,020        9,182,628        1,155,291
669,743          184,334
Expenses:
Investment advisory fee                           356,496          884,665          139,599
350,659          153,826
Administrative personnel
and
services fee                                      111,676          276,826           29,130
73,095           30,090
Custodian fees                                     14,260           35,387            3,723
9,351            3,846
Transfer and dividend
disbursing
agent fees and expenses                            14,134           23,337           13,522
27,278           18,583
Trustees' fees                                      1,890            1,435            1,359
1,257            1,360
Auditing fees                                       7,064            7,792            7,792
5,768            8,087
Legal fees                                          1,425            1,489            1,403
1,257            1,413
Portfolio accounting fees                             248              522            1,084
723            1,395
Distribution services fee--Class R Shares           8,919           36,798           46,533
116,568           47,931
Distribution services fee--Class B Shares              --               --               --
954              419
Shareholder services fees--Class Y Shares         173,789          423,933               --
--               --
Shareholder services fees--Class R Shares           4,459           18,399           46,533
116,568           47,931
Shareholder services fees--Class B Shares              --               --               --
318              140
Share registration costs                           12,395           15,873            7,423
10,223            4,262
Printing and postage                                4,383            3,887            3,562
4,525            3,120
Insurance premiums                                  1,759            1,207            1,207
754            1,257
Miscellaneous                                       2,366            2,587            1,234
1,760            3,605
Total expenses                                    715,263        1,734,137          304,104
721,058          327,265
Waivers:
Waiver of investment advisory fee                      --               --          (74,453)
--               --
Waiver of Distribution
services
fee--Class R Shares                                (4,459)         (18,399)              --
--               --
Waiver of Shareholder
services
fee--Class Y Shares                              (173,789)        (423,933)              --
--               --
Waiver of Shareholder
services
fee--Class R Shares                                (2,676)         (11,039)         (27,920)
(69,941)         (28,758)
Waiver of Shareholder
services
fee--Class B Shares                                    --               --               --
(191)             (84)
Total waivers                                    (180,924)        (453,371)        (102,373)
(70,132)         (28,842)
Net expenses                                      534,339        1,280,766          201,731
650,926          298,423
Net investment income
(Net
operating loss)                                 2,969,681        7,901,862          953,560
18,817         (114,089)
Realized and Unrealized
Gain
(Loss) on
Investments:
Net realized gain (loss)
on
investments                                            --             (451)          (7,963)
4,186,714          574,336
Net change in
unrealized
appreciation
(depreciation)
of investments                                         --               --       (1,148,720)
(11,422,818)      (2,731,219)
Net realized and unrealized
loss
on investments                                         --             (451)      (1,156,683)
(7,236,104)      (2,156,883)
Change in net assets
resulting
from operations                              $  2,969,681     $  7,901,411      $  (203,123)     $(7,217,287)
$(2,270,972)

(See Notes which are an integral part of the Financial Statements)


                      STATEMENTS OF CHANGES IN NET ASSETS

                                   Riggs Funds

                                       U.S. Treasury Money                    Prime Money
U.S. Government
                                          Market Fund                         Market Fund
Securities Fund

                                   Six Months                         Six Months                          Six
Months
                                      Ended                              Ended
Ended
                                   (unaudited)      Year Ended        (unaudited)       Year Ended
(unaudited)    Year Ended
                                   October 31,      April 30,         October 31,       April 30,         October
31,    April 30,
                                      1999             1999              1999              1999
1999           1999
Increase (Decrease)
in
 Net
Assets:
Operations--
Net investment income           $  2,969,681     $  5,563,658      $  7,901,862       $ 15,370,884    $
953,560      $ 1,893,617
Net realized
gain
 (loss) in investments                    --               --              (451)            20,206
(7,963)         695,321
Net change in
unrealized
 appreciation
(depreciation)
 of investments                           --               --                --                --
(1,148,720)        (498,899)
Change in net
assets
 resulting from operations         2,969,681        5,563,658         7,901,411         15,391,090
(203,123)       2,090,039
Distributions to
Shareholders--
Distributions from net
 investment
income
  Class Y Shares                  (2,901,182)      (5,454,096)       (7,593,732)       (15,228,454)
--               --
  Class R Shares                     (68,499)        (109,562)(1)      (308,130)          (142,430)
(985,086)      (1,847,619)
  Change in net assets
   resulting from distributions
   to shareholders                (2,969,681)      (5,563,658)       (7,901,862)       (15,370,884)
(985,086)      (1,847,619)
Share
Transactions--
Proceeds from sales of shares    109,145,740      275,302,536       617,096,434      1,459,921,511
5,317,758       10,292,077
Net asset value of shares
 issued to shareholders
 in payment of
distributions
 declared                            366,406        1,407,097         2,292,122         4,903,575
166,391          367,680
Cost of shares redeemed         (121,096,125)    (252,727,690)     (710,828,466)   (1,350,000,108)
(8,023,054)      (6,526,922)
  Change in net
assets
   resulting from
share
   transactions                  (11,583,979)      23,981,943       (91,439,910)      114,824,978
(2,538,905)       4,132,835
    Change in net assets         (11,583,979)      23,981,943       (91,440,361)      114,845,184
(3,727,114)       4,375,255
Net
Assets:
Beginning of period              141,406,436      117,424,493       433,475,244       318,630,060
38,927,951      34,552,696
End of period                $   129,822,457  $   141,406,436   $   342,034,883   $   433,475,244    $
35,200,837      38,927,951
Undistributed net
investment
 income included in net
 assets at end of period                 --               --    $       580,045   $       580,045    $
48,657   $     80,183
Net gain (loss) as computed
 for federal tax purposes                --               --            $  (451)  $         8,716    $
(7,963)  $    682,054

(1) Reflects operations for the period from July 7, 1998 (date of initial public investment) to April 30, 1999.

(See Notes which are an integral part of the Financial Statements)


                                   Riggs Funds

                                                                                             Small Company
                                                            Stock Fund                        Stock Fund
                                                   Six Months                          Six Months
                                                      Ended                               Ended
                                                   (unaudited)       Year Ended        (unaudited)         Year
Ended
                                                   October 31,       April 30,         October 31,         April
30,
                                                      1999              1999              1999                1999
Increase (Decrease) in Net Assets:
Operations--
Net investment income (net operating loss)     $     18,817       $    262,526        $  (114,089)      $
(60,901)
Net realized gain (loss) in investments           4,186,714          8,227,259            574,336
(4,753,762)
Net change in unrealized appreciation
(depreciation) of investments                   (11,422,818)        (3,149,465)        (2,731,219)
(11,661,505)
Change in net assets resulting
from operations                                  (7,217,287)         5,340,320         (2,270,972)
(16,476,168)
Distributions to Shareholders--
Distributions from net investment income
Class R Shares                                      (59,243)          (292,776)                --
--
Class B Shares                                           --                (57)(2)             --
--
Distributions from net realized gains
Class R Shares                                   (8,502,330)       (10,140,817)                --
(5,407,163)
Class B Shares                                      (28,707)           (11,768)(2)             --
(18,999)(3)
Change in net assets resulting from
distributions to shareholders                    (8,590,280)       (10,445,418)                --
(5,426,162)
Share Transactions--
Proceeds from sales of shares                     7,062,727         23,801,961          4,495,004
23,672,150
Net asset value of shares issued to
shareholders in payment of
distributions declared                            7,381,846         10,170,057                 --
5,415,147
Cost of shares redeemed                         (21,973,908)       (44,325,647)        (9,079,081)
(26,579,582)
Change in net assets resulting
from share transactions                          (7,529,335)       (10,353,629)        (4,584,077)
2,507,715
Change in net assets                            (23,336,902)       (15,458,727)        (6,855,049)
(19,394,615)
Net Assets:
Beginning of period                             101,656,607        117,115,334         38,828,719
58,223,334
End of period                                 $  78,319,705      $ 101,656,607      $  31,973,670      $
38,828,719
Undistributed (distributions in
excess of/net operating loss)
net investment income included in net
assets at end of period                       $      (3,693)     $      36,733      $    (114,089)
--
Net gain (loss) as computed for
federal tax purposes                          $   4,186,714      $   8,539,951      $     574,336      $
(3,967,647)

(2) Reflects operations for the period from July 19, 1998 (date of initial public investment) to April 30, 1999.
(3) Reflects operations for the period from July 17, 1998 (date of initial public investment) to April 30, 1999.

(See Notes which are an integral part of the Financial Statements)


                       FINANCIAL HIGHLIGHTS (unaudited)

                                   Riggs Funds

(For a share outstanding throughout each period)

                                                                          Net
                                                                        Realized
                                                            Net
and
                                         Net Asset       Investment    Unrealized               Distribution
Distribution
  Year                                    Value,           Income        Gain       Total From    from net
from Net
  Ended                                  beginning       (Operating    (Loss) on    Investment   Investment
Realized    Capital
April 30,                                of period         Loss)       Investments  Operations     Income
Gains   Contribution
U.S. Treasury Money Market Fund
Y
Shares
1995                                     $1.00             0.04        --            0.04         (0.04)
--           --
1996                                     $1.00             0.05        --            0.05         (0.05)
--           --
1997                                     $1.00             0.05        --            0.05         (0.05)
--           --
1998                                     $1.00             0.05        --            0.05         (0.05)
--           --
1999                                     $1.00             0.04        --            0.04         (0.04)
--           --
1999(8)                                  $1.00             0.02        --            0.02         (0.02)
--           --
U.S. Treasury Money Market Fund
R
Shares
1999(3)                                  $1.00             0.03        --            0.03         (0.03)
--           --
1999(8)                                  $1.00             0.02        --            0.02         (0.02)
--           --
Prime Money Market Fund Y Shares
1995                                     $1.00             0.047       (0.003)      0.044        (0.047)
--        0.003
1996                                     $1.00             0.05        --            0.05         (0.05)
--           --
1997                                     $1.00             0.05        --            0.05         (0.05)
--           --
1998                                     $1.00             0.05        --            0.05         (0.05)
--           --
1999                                     $1.00             0.05        --            0.05         (0.05)
--           --
1999(8)                                  $1.00             0.02        --            0.02         (0.02)
--           --
Prime Money Market Fund R Shares
1996(6)                                  $1.00             0.02        --            0.02         (0.02)
--           --
1997                                     $1.00             0.05        --            0.05         (0.05)
--           --
1998                                     $1.00             0.05        --            0.05         (0.05)
--           --
1999                                     $1.00             0.04        --            0.04         (0.04)
--           --
1999(8)                                  $1.00             0.02        --            0.02         (0.02)
--           --
U.S. Government Securities Fund
R
Shares
1995                                     $9.46             0.56        (0.11)       0.45         (0.56)
--           --
1996                                     $9.35             0.59         0.12        0.71         (0.59)
--           --
1997                                     $9.47             0.60        (0.07)       0.53         (0.59)
--           --
1998                                     $9.41             0.56         0.37        0.93         (0.57)
--           --
1999                                     $9.77             0.52         0.06        0.58         (0.50)
--           --
1999(8)                                  $9.85             0.25        (0.30)      (0.05)        (0.26)
--           --
Stock Fund R Shares
1995                                     $11.89            0.20         1.39        1.59         (0.19)
(0.60)       --
1996                                     $12.69            0.18         4.00        4.18         (0.18)
(0.85)       --
1997                                     $15.84            0.20         2.28        2.48         (0.20)
(2.71)       --
1998                                     $15.41            0.11         5.20        5.31         (0.11)
(4.04)       --
1999                                     $16.57            0.04         0.94        0.98         (0.04)
(1.71)       --
1999(8)                                  $15.80            0.00(9)     (1.22)      (1.22)        (0.01)
(1.44)       --
Small Company Stock Fund R
Shares
1995(7)                                  $10.00            0.02        0.41         0.43         --
--          --
1996                                     $10.43            (0.02)      4.05         4.03         (0.01)
(0.35)       --
1997                                     $14.10            (0.01)      (0.47)       (0.48)       --
(0.82)       --
1998                                     $12.80            (0.04)      9.23         9.19         --
(3.19)       --
1999                                     $18.80            (0.02)      (5.66)       (5.68)       --
(1.85)       --
1999(8)                                  $11.27            (0.04)      (0.78)       (0.82)       --
--          --

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

(3) Reflects operations for the period from July 7, 1998 (date of initial public investment) to April 30, 1999.

(4) Computed on an annualized basis.

(5) Total return would have remained at 4.84% absent the capital contribution by Riggs National Corp.



                                                                     Ratios to Average Net Assets

Net

Investment
                                                             Net
Income
                                                         Investment                     (Operating     Net
Assets,
               Net Asset                                   Income         Expenses        Loss)          end
of
Total          Value, end   Total                        (Operating        (after         (after
period       Portfolio
Distributions  of period    Return(1)    Expenses(2)      Loss)(2)        waivers)       waivers)     (000
omitted)    Turnover
(0.04)          $1.00        4.39%          0.80%           4.13%          0.60%           4.33%
$81,089        --
(0.05)          $1.00        5.28%          0.78%           4.99%          0.60%           5.17%
$107,104        --
(0.05)          $1.00        4.83%          0.70%           4.61%          0.57%           4.74%
$141,011        --
(0.05)          $1.00        5.00%          0.71%           4.80%          0.63%           4.88%
$117,424        --
(0.04)          $1.00        4.49%          0.97%           4.14%          0.72%           4.39%
$138,097        --
(0.02)          $1.00        2.12%          0.99%(4)        3.92%(4)       0.74%(4)        4.17%(4)
$125,771        --

(0.03)          $1.00        3.35%          1.55%(4)        3.39%(4)       1.08%(4)        3.86%(4)
$3,309        --
(0.02)          $1.00        1.94%          1.49%(4)        3.44%(4)       1.09%(4)        3.84%(4)
$4,051        --

(0.044)         $1.00        4.84%(5)       0.68%           4.48%          0.44%           4.72%
$284,059        --
(0.05)          $1.00        5.50%          0.70%           5.07%          0.51%           5.26%
$367,742        --
(0.05)          $1.00        5.09%          0.68%           4.83%          0.51%           5.00%
$372,037        --
(0.05)          $1.00        5.22%          0.69%           5.00%          0.58%           5.11%
$318,122        --
(0.05)          $1.00        4.76%          0.94%           4.40%          0.69%           4.65%
$425,054        --
(0.02)          $1.00        2.27%          0.96%(4)        4.22%(4)       0.71%(4)        4.47%(4)
$323,082        --

(0.02)          $1.00        0.74%          1.26%(4)        4.39%(4)       1.07%(4)        4.58%(4)
$10        --
(0.05)          $1.00        4.57%          1.18%           4.41%          1.01%           4.58%
$26,263        --
(0.05)          $1.00        4.92%          1.18%           4.33%          1.00%           4.51%
$508        --
(0.04)          $1.00        4.49%          1.49%           3.79%          1.03%           4.25%
$8,422        --
(0.02)          $1.00        2.09%          1.46%(4)        3.79%(4)       1.06%(4)        4.19%(4)
$18,953        --

(0.56)          $9.35        5.01%          1.20%           5.66%          0.80%           6.06%
$46,820       262%
(0.59)          $9.47        7.60%          1.20%           5.64%          0.80%           6.04%
$50,919       128%
(0.59)          $9.41        5.79%          1.27%           5.96%          0.87%           6.36%
$31,829       171%
(0.57)          $9.77        10.14%         1.22%           5.47%          0.82%           5.87%
$34,521       175%
(0.50)          $9.85        6.03%          1.58%           4.45%          0.91%           5.12%
$38,928        55%
(0.26)          $9.54        (0.54%)        1.63%(4)        4.56%(4)       1.08%(4)        5.11%(4)
$35,201         4%

(0.79)          $12.69       14.16%         1.12%           1.52%          0.98%           1.66%
$66,019         46%
(1.03)          $15.84       33.73%         1.08%           1.14%          0.96%           1.26%
$84,797         81%
(2.91)          $15.41       16.34%         1.03%           1.14%          0.91%           1.26%
$89,142         75%
(4.15)          $16.57       39.68%         1.00%           0.56%          0.93%           0.63%
$117,115         94%
(1.75)          $15.80       6.50%          1.48%           0.00%          1.22%           0.26%
$101,474         52%
(1.45)          $13.13       (7.55%)        1.54%(4)        (0.11%)(4)     1.39%(4)        0.04%(4)
$77,953         21%

   --           $10.43        4.30%         3.20%(4)        (0.56%)(4)     1.66%(4)        0.98%(4)
$7,609          8%
(0.36)          $14.10       39.43%         1.94%           (0.93%)        1.14%           (0.13%)
$19,289         70%
(0.82)          $12.80       (3.76%)        1.46%           (0.53%)        1.00%           (0.07%)
$27,777         93%
(3.19)          $18.80       77.85%         1.18%           (0.35%)        1.09%           (0.26%)
$58,223        108%
(1.85)          $11.27       (30.33%)       1.63%           (0.40%)        1.37%           (0.14%)
$38,728        100%
   --            $10.45       (7.28%)       1.70%(4)        (0.74%)(4)     1.55%(4)        (0.59%)(4)
$31,869         50%

(6) Reflects operations for the period from December 12, 1995 (date of initial public investment) to April 30, 1996.

(7) Reflects operations for the period from February 27, 1995 (date of initial public investment) to April 30, 1995.

(8) For the six month period ended October 31, 1999 (unaudited).

(9) Amount represents less than $0.01 per share.

(See Notes which are an integral part of the Financial Statements)


                    COMBINED NOTES TO FINANCIAL STATEMENTS

                                   Riggs Funds
                          October 31, 1999 (unaudited)

(1) Organization

Riggs Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of five diversified portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:


Portfolio Name                            Investment Objective
Riggs U.S. Treasury Money Market Fund     Seeks to provide current income
("Treasury Fund")                         consistent with stability of
                                          principal and liquidity.

Riggs Prime Money Market Fund             Seeks to provide current income
("Prime Fund")                            consistent with stability of
                                          principal and liquidity.

Riggs U.S. Government Securities Fund     Seeks to achieve current income.
("U.S. Government Securities Fund")

Riggs Stock Fund Seeks to provide growth of capital ("Stock Fund") and income.

Riggs Small Company Stock Fund            Seeks to provide long-term capital
("Small Company Fund")                    appreciation.

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

U.S. government securities, listed corporate bonds (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities (and investments in closed-end investment companies) are valued at the last sale price reported on a primary national securities exchange. For the money market Funds within the Trust, the use of the amortized cost method to value portfolio securities is in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Trust, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

At April 30, 1999, the Prime Fund, U.S. Government Securities Fund and Small Company Fund, for federal tax purposes, had a capital loss carryforward of $867,389, $2,051,149, and $3,967,647, respectively, which will reduce each Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Prime Fund, U.S. Government Securities Fund and Small Company Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward of the Prime Fund will expire 2002 ($828,203), 2003 ($20,474), 2005 ($14,610), and 2006 ($4,102). The capital loss carryforward of the U.S. Government Securities Fund will expire 2003 ($1,580,823), and 2005 ($470,326). The capital loss carryforward of the Small Company Fund will expire in 2006.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Securities Lending

Under guidelines adopted by the Board of Trustees, each Fund may lend portfolio securities to brokers/dealers and other financial organizations in order to generate additional income. Loans of portfolio securities by a Fund will be collateralized by cash, letters of credit or U.S. government securities which are maintained at 100% of the current market value of the loaned securities. Collateral is either held as cash or reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds. The Funds return a portion of the interest on any cash received as collateral and continue to receive interest or dividends on securities loaned. Included in interest income is $28,092, $3,024, $2,649, $1,738, and $8,582 for
Treasury Fund, Prime Fund, U.S. Government Securities Fund, Stock Fund and Small Company Fund, respectively, of income earned on securities lending transactions.

Loans will be made to firms deemed by the Company's advisor to be of good financial standing and will not be made unless, in the judgement of the Company's adviser, the consideration to be earned from such loans would justify the risk. The risks associated with lending portfolio securities consist of possible decline in value of collateral, possible delays receiving additional collateral or in the recovery of the loaned securities or expenses from enforcing the Funds' rights should the borrower of the securities fail financially.

As of October 31, 1999, the value of securities loaned and the payable on collateral due to broker were as follows:


                                          Market Value of    Payable on
                                            Securities       Collateral
Fund                                          Loaned         Due Broker
Treasury Fund                               $53,280,878     $54,168,749
Prime Fund                                  $ 5,625,742     $ 5,733,300
U.S. Government Securities Fund             $ 6,433,306     $ 6,606,013
Stock Fund                                  $ 1,441,834     $ 1,436,655
Small Company Fund                          $ 4,705,067     $ 4,822,791

Cash collateral is held in a segregated account.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                  Riggs Funds

                                                                       Treasury Fund
                                                               Six Months
                                                                 Ended              Year Ended
Class Y Shares                                              October 31, 1999      April 30, 1999
Shares sold                                                      107,664,245           268,593,093
Shares issued to shareholders in payment of
distributions declared                                               311,053             1,297,638
Shares redeemed                                                 (120,301,128)         (249,218,122)
Net change resulting from Class Y Shares transactions            (12,325,830)           20,672,609


                                                                           Treasury Fund
                                                                   Six Months
                                                                     Ended              Year Ended
Class R Shares                                                 October 31, 1999     April 30, 1999(1)
Shares sold                                                        1,481,495             6,709,443
Shares issued to shareholders in payment of
distributions declared                                                55,353               109,459
Shares redeemed                                                     (794,997)           (3,509,568)
Net change resulting from Class R Shares transactions                741,851             3,309,334
Net change resulting from share transactions                     (11,583,979)           23,981,943

                                                                           Prime Fund
                                                                Six Months
                                                                  Ended               Year Ended
Class Y Shares                                               October 31, 1999       April 30, 1999
Shares sold                                                      590,035,761         1,431,651,736
Shares issued to shareholders in payment of
distributions declared                                             2,052,971             4,766,066
Shares redeemed                                                 (694,059,754)       (1,329,505,824)
Net change resulting from Class Y Shares transactions           (101,971,022)          106,911,978

                                                                          Prime Fund
                                                                Six Months
                                                                  Ended                Year Ended
Class R Shares                                               October 31, 1999        April 30, 1999
Shares sold                                                       27,060,673            28,269,775
Shares issued to shareholders in payment of
distributions declared                                               239,151               137,509
Shares redeemed                                                  (16,768,712)          (20,494,284)
Net change resulting from Class R Shares transactions             10,531,112             7,913,000
Net change resulting from share transactions                     (91,439,910)          114,824,978


                                                                 U.S. Government Securities Fund
                                                                 Six Months
                                                                    Ended              Year Ended
Class R Shares                                                 October 31, 1999      April 30, 1999
Shares sold                                                          553,975             1,031,656
Shares issued to shareholders in payment of
distributions declared                                                17,309                36,800
Shares redeemed                                                    (834,601)             (653,284)
Net change resulting from Class R Shares transactions              (263,317)               415,172


                                                                      Stock Fund
                                               Six Months Ended                           Year Ended
                                               October 31, 1999                         April 30, 1999
Class R Shares                             Amount              Shares              Amount              Shares
Shares sold                             $  6,856,477           456,027          $ 23,625,339         1,542,657
Shares issued to shareholders in
payment of distributions declared          7,353,256           572,084            10,158,300           676,733
Shares redeemed                          (21,972,074)       (1,513,863)          (44,312,176)       (2,867,893)
  Net change resulting from
  Class R Shares transactions           $ (7,762,341)         (485,752)         $(10,528,537)         (648,503)

(1) Reflects operations for the period from July 7, 1998 (date of initial public investment) to April 30, 1999.


                                  Riggs Funds


                                                                      Stock Fund
                                               Six Months Ended                          Period Ended
                                               October 31, 1999                       April 30, 1999(2)
Class B Shares                              Amount             Shares              Amount              Shares
Shares sold                              $   206,250           14,368          $    176,622            11,692
Shares issued to shareholders in
payment of distributions declared             28,590            2,241                11,757               785
Shares redeemed                               (1,834)            (137)              (13,471)             (891)
  Net change resulting from
  Class B Shares transactions            $   233,006           16,472          $    174,908            11,586
    Net change resulting from            $(7,529,335)        (469,280)         $(10,353,629)         (636,917)
    shares transactions


                                                                   Small Company Fund
                                                Six Months Ended                        Period Ended
                                                October 31, 1999                       April 30, 1999
Class R Shares                              Amount             Shares            Amount             Shares
Shares sold                              $ 4,481,039           380,151        $ 23,513,675        1,811,335
Shares issued to shareholders in
payment of distributions declared                --                --           5,396,154           472,104
Shares redeemed                          (9,077,779)         (766,731)        (26,536,536)       (1,942,196)
  Net change resulting from
  Class R Shares transactions           $(4,596,740)         (386,580)       $  2,373,293           341,243


                                                                 Small Company Fund
                                                Six Months Ended                       Period Ended
                                                October 31, 1999                     April 30, 1999(3)
Class B Shares                              Amount            Shares              Amount           Shares
Shares sold                               $   13,965            1,157           $  158,475         11,167
Shares issued to shareholders in
payment of distributions declared                 --               --               18,993          1,668
Shares redeemed                               (1,302)            (104)             (43,046)        (3,822)
  Net change resulting from
  Class B Shares transactions            $    12,663            1,053           $  134,422          9,013
    Net change resulting from
    transactions                         $(4,584,077)        (385,527)          $2,507,715        350,256

(2) Reflects operations for the period from July 19, 1998 (date of initial public investment) to April 30, 1999.

(3) Reflects operations for the period from July 17, 1998 (date of initial public investment) to April 30, 1999.

(4) Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee

Riggs Investment Management Corp., the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below). The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.


Fund                                           Annual Rate
Treasury Fund                                     0.50%
Prime Fund                                        0.50%
U.S. Government Securities Fund                   0.75%
Stock Fund                                        0.75%
Small Company Fund                                0.80%

Administrative Fee

Federated Administrative Services ("FAS") provides the Trust with certain administrative personnel and services (including certain legal, fund accounting and transfer agency services). The FAS fee is based on the level of average aggregate net assets of the Trust for the period.

Distribution Services Fee

The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the fund to finance activities intended to result in the sale of the Fund's Class R and Class B Shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

                                                                 Percentage of Average
Share Class Name                                                 Net Assets of Class
Class R Shares                                                          0.25%
Class B Shares                                                          0.75%

The Class R Shares of the Money Market Funds may pay the distributor a fee computed at an annual rate of up to 0.50% of the average daily net assets.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with FAS each Fund pays up to 0.25% of average daily net assets of the Fund for the period. The fee is paid to FAS to finance certain services for shareholders and to maintain shareholder accounts. FAS may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Custodian Fees

Riggs Bank N.A. is the Fund's custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Organizational Expenses

Organizational expenses were borne initially by FAS. The Funds have agreed to reimburse FAS for the organizational expenses during the five year period following each Fund's effective date. For the six months ended October 31, 1999, the following amounts were paid pursuant to this agreement:

                                                                                   Organizational Expenses
                                                           Organizational          Paid for the Six Months
Fund                           Effective Date                 Expenses              Ended October 31, 1999
Small Company Fund            February 6, 1995                $22,693                      $2,269

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) Investment Transactions

Purchases and sales of investments, excluding short-term obligations, for the six months ended October 31, 1999, were as follows:


Fund                                         Purchases             Sales
U.S. Government Securities Fund             $ 3,005,156         $ 1,339,228
Stock Fund                                   19,124,677          33,858,956
Small Company Fund                           17,669,457          24,185,716

(6) Subsequent Event

On December 17, 1999, the Trust will add four portfolios to the Riggs Funds
Family: Riggs Large Cap Growth Fund (Class R and Class B Shares), Riggs Bond Fund (Class R Shares), Riggs Intermediate Tax Free Bond Fund (Class R Shares), and Riggs Long Term Tax Free Bond Fund (Class R Shares).

(7) Year 2000

Similar to other financial organizations, the Funds could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds.

                 TRUSTEES                                           OFFICERS
              John F. Donahue                                    John F. Donahue
                                                                    Chairman
             Thomas G. Bigley
                                                               Edward C. Gonzales
            John T. Conroy, Jr.                              President and Treasurer

         Nicholas P. Constantakis                             J. Christopher Donahue
                                                             Executive Vice President
            John F. Cunningham
                                                                John W. McGonigle
          J. Christopher Donahue                        Executive Vice President and Secretary

          Lawrence D. Ellis, M.D.                                 Joseph S. Machi
                                                        Vice President and Assistant Treasurer
              Peter E. Madden
                                                                  Richard B. Fisher
         Charles F. Mansfield, Jr.                                 Vice President

            John E. Murray, Jr.                                  C. Grant Anderson
                                                                Assistant Secretary
             Marjorie P. Smuts

               John S. Walsh

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning the Funds' objectives and policies, management fees, expenses and other information.

                      This Page Intentionally Left Blank


                      This Page Intentionally Left Blank


                      This Page Intentionally Left Blank


Cusip 76656A  401
Cusip 76656A  203
Cusip 76656A  500
Cusip 76656A  609
Cusip 76656A  807
Cusip 76656A  302
Cusip 76656A  104

1111202A (12/99)


Combined Semi-Annual
Report To Shareholders
October 31, 1999
-------------------------

Class B Shares

Riggs Stock Fund

Riggs Small Company Stock Fund

[LOGO OF RIGGS FUNDS]

Mutual funds are not FDIC insured and are not deposits or obligations of or guaranteed by Riggs Bank N.A. They involve investment risks, including the possible loss of the principal amount invested.

Federated Securities Corp., Distributor

--------------------------------------------------------------------------------
                              PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report for the Riggs Funds--Class B Shares--for the first half of the funds' current fiscal year, which is the six-month reporting period ending October 31, 1999. It begins with an investment commentary by each portfolio manager, followed by a complete list of holdings and the financial statements for the Riggs Stock Fund, and Riggs Small Company Stock Fund.

The following highlights summarize fund performance over the six-month reporting period:

Riggs Stock Fund

The six-month reporting period was a weak period for the U.S. stock market. As a result, the fund's diversified portfolio of high-quality stocks--which included many household names like American Express, AT&T, Intel, Johnson & Johnson, Mobil, Sears, and Xerox --produced a negative total return. The Class B Shares return was (7.57%)*, or (11.72%)* adjusted for the redemption fee, resulting from a $2.66 decline in net asset value and a $1.44 per share capital gains distribution. The fund's net assets totaled $78.3 million at the end of the reporting period.

Riggs Small Company Stock Fund

As the most aggressive fund in the Riggs family, the fund invests in carefully selected stocks issued by small companies.** Small-company stocks were particularly impacted during the reporting period's stock market decline. Reflecting the decline in values among small-company stocks, the Class B Shares total return was (7.49%)*, or (12.12%)* adjusted for the redemption fee. At the end of the reporting period, fund assets totaled $32 million.

The six-month reporting period proved to be a weak period for stock investors. In times like these, it's particularly important to keep focused on the long-term--which is the true measure of stock performance.

Thank you for selecting one or more Riggs Stock Funds to pursue your long-term goals. We'll continue to keep you up-to-date on your progress.

Sincerely,


/s/ Edward C. Gonzales

Edward C. Gonzales
President
December 15, 1999

  * Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 ** Small cap stocks have historically experienced greater volatility than average.


--------------------------------------------------------------------------------
                              INVESTMENT REVIEW
--------------------------------------------------------------------------------

Riggs Stock Fund
Riggs Small Company Stock Fund

For the first half of our fiscal year, the equity markets were in a corrective, consolidating phase, yet ended the reporting period on an upbeat note. Strong economic growth of 4.5% and low unemployment have yet to fuel the engines of inflation which remains close to 40 year lows of 2.1%, as measured by the Consumer Price Index ("CPI"). Corporate earnings growth has also remained strong yet narrow, with the technology sector providing a majority of the increase. During this reporting period, we saw a continuation of the narrowness of the market itself, in other words, a few large stocks providing the major contribution to overall market returns. This concentration of returns (mainly from the technology sector) is close to a 20 year extreme. Twenty years ago the energy sector dominated the equity market returns as the high price of oil fueled a large capital spending cycle. Today, several factors have sparked a major capital and consumer spending cycle in both hardware and software; Y2K preparedness, the internet and the global competitive economy. It is our belief that the market will broaden out to encompass other sectors. This is due to the extremely high price-to-earnings multiples accorded to certain technology companies and correspondingly low multiples found elsewhere.

For the six month reporting period ended October 31, 1999, the Class B shares of the Riggs Stock Fund (the "Stock Fund") generated a total return of (7.57)* based on net asset value while the Class B shares of the Riggs Small Company Stock Fund (the "Small Company Fund") generated a total return of (7.49)* based on net asset value. Our investment philosophy in managing both equity funds is to balance long-term valuation with the catalyst of short-term earnings acceleration. We employ our methodology which we call value/momentum, by initially analyzing four key factors: (1) relative valuation; (2) earnings growth relative to the stock's price-to-earnings multiple; (3) consensus earnings estimate revisions; and (4) relative price strength. For stocks scoring highly in this process, we focus on the fundamental changes that management is implementing within these companies to generate earnings growth. We then invest in those companies in which we have the most confidence in management.

We maintain a broad diversification of stocks among industries. In the Stock Fund, the largest sector exposure is in technology. IBM, Lucent Technology and Apple Computer are some of the major holdings here. We are impressed with the successful restructuring and new products that Steve Jobs has been able to bring about at Apple Computer. Focusing on the consumer market with a facile, stylish and powerful array of products has generated an acceleration of earnings. During this reporting period we increased our sector weights in finance and consumer cyclicals. Wells Fargo, Fannie Mae and Zion Bancorporation are new additions in finance. The Gap, Circuit City, Dayton Hudson and Toys R Us are new additions in the consumer cyclical sector.

In the Small Company Fund, the current valuation of this sector of the market is still close to 30 year lows. We believe the opportunities are great as confidence in earnings growth appears to be improving. Health care, consumer service and technology are the largest sectors. Metamor Worldwide, Eclipsys and LCC International are some of the leading stocks in these sectors. While we are entering one of the longest stretches of equity market returns in history, we are optimistic about the future. Moderate economic growth with low inflation have colored the equity market canvas with brilliant pastels. We are mindful that certain sectors of the market represent high optimism and high valuation yet others represent low valuation and opportunities.

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
                         LAST MEETING OF SHAREHOLDERS
--------------------------------------------------------------------------------

A Special Meeting for the shareholders of Riggs Stock Fund was held on June 15, 1999. On April 27, 1999, the record date for shareholders voting at the meeting, there were 6,433,566 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

(1) Election of Trustees:

                                                                      Abstentions and           Withheld Authority
Names                             For             Against             Broker Non-Votes               To Vote
-------------------------      ---------          -------             ----------------          ------------------
Thomas G. Bigley               3,833,572                                                               1,455
Nicholas P. Constantakis       3,833,572                                                               1,455
John F. Cunningham             3,833,572                                                               1,455
J. Christopher Donahue         3,833,669                                                               1,358
Charles F. Mansfield, Jr.      3,833,669                                                               1,358
John E. Murray, Jr.            3,833,569                                                               1,458
John S. Walsh                  3,833,931                                                               1,096

1 The following Directors of the Trust continued their terms as Directors of the Trust: John F. Donahue, Lawrence D. Ellis, and Marjorie P. Smuts.


(2) To ratify the selection of Ernst & Young as the Trust's Independent
    Auditors.


For             Against     Abstain    Broker Non-Votes
----------      -------     -------    ----------------
3,820,504       13,175       1,346

(3) To make changes to the Fund's fundamental investment policies.

    a. To amend the Fund's fundamental investment policy regarding diversification.

For             Against     Abstain    Broker Non-Votes
----------      -------     -------    ----------------
3,737,889       23,489       3,471          70,178

    b. To amend the Fund's fundamental policy regarding borrowing money and issuing senior securities.

For             Against     Abstain    Broker Non-Votes
----------      -------     -------    ----------------
3,735,225       18,882      10,742          70,178

    c. To amend the Fund's fundamental investment policy regarding investments in real estate.

For             Against     Abstain    Broker Non-Votes
----------      -------     -------    ----------------
3,742,616       18,594       3,640          70,177

    d. To amend the Fund's fundamental investment policy regarding investments in commodities.

For             Against     Abstain    Broker Non-Votes
----------      -------     -------    ----------------
3,732,214       29,164       3,471          70,178

  e. To amend the Fund's fundamental investment policy regarding underwriting securities.

For             Against     Abstain    Broker Non-Votes
----------      -------     -------    ----------------
3,738,878       15,324      10,647         70,178

  f. To amend the Fund's fundamental investment policy regarding lending by the Fund.

For             Against     Abstain    Broker Non-Votes
----------      -------     -------    ----------------
3,739,611       19,001       6,238         70,177

 g. To amend the Fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry.

For             Against     Abstain    Broker Non-Votes
----------      -------     -------    ----------------
3,735,493       18,783      10,573         70,178

 h. To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin.

For             Against     Abstain    Broker Non-Votes
----------      -------     -------    ----------------
3,730,116       28,477       6,256          70,178


                    LAST MEETING OF SHAREHOLDERS--CONTINUED

   i. To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding pledging assets.


For             Against     Abstain    Broker Non-Votes
----------      -------     -------    ----------------
3,734,881       23,696       6,272          70,178

(4) To eliminate certain of the Fund's fundamental investment policies:

 a. To remove the Fund's fundamental investment policy on selling securities short.


For             Against     Abstain    Broker Non-Votes
----------      -------     -------    ----------------
3,734,525       24,048       6,277          70,177

 b. To remove the Fund's fundamental investment policy on investments in restricted securities.

For             Against     Abstain    Broker Non-Votes
----------      -------     -------    ----------------
3,734,892       23,700       6,258         70,177


                          LAST MEETING OF SHAREHOLDERS

A Special Meeting for the shareholders of Riggs Small Company Stock Fund was held on June 15, 1999. On April 27, 1999, the record date for shareholders voting at the meeting, there were 3,447,703 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

(1) Election of Trustees:

                                                                   Abstentions and   Withheld Authority
-------------------------------------------------------------------------------------------------------
Names                                             For     Against  Broker Non-Votes       To Vote
-------------------------------------------------------------------------------------------------------
Thomas G. Bigley                               2,705,055                                          1,067
-------------------------------------------------------------------------------------------------------
Nicholas P. Constantakis                       2,705,055                                          1,067
-------------------------------------------------------------------------------------------------------
John F. Cunningham                             2,705,055                                          1,067
-------------------------------------------------------------------------------------------------------
J. Christopher Donahue                         2,705,192                                            930
-------------------------------------------------------------------------------------------------------
Charles F. Mansfield, Jr.                      2,705,192                                            930
-------------------------------------------------------------------------------------------------------
John E. Murray, Jr.                            2,705,192                                            930
-------------------------------------------------------------------------------------------------------
John S. Walsh                                  2,705,192                                            930
-------------------------------------------------------------------------------------------------------

1 The following Directors of the Trust continued their terms as Directors of the Trust: John F. Donahue, Lawrence D. Ellis, and Marjorie P. Smuts.


(2) To ratify the selection of Ernst & Young as the Trust's Independent
    Auditors.

For             Against     Abstain    Broker Non-Votes
----------      -------     -------    ----------------
2,705,151         602         368


(3) To make changes to the Fund's fundamental investment policies.

  a. To amend the Fund's fundamental investment policy regarding diversification.

For             Against     Abstain    Broker Non-Votes
----------      -------     -------    ----------------
2,680,881        6,504       1,005          17,732

    b. To amend the Fund's fundamental policy regarding borrowing money and issuing senior securities.

For             Against     Abstain    Broker Non-Votes
----------      -------     -------    ----------------
2,680,906        6,314       1,170         17,732

  c. To amend the Fund's fundamental investment policy regarding investments in real estate.

For             Against     Abstain    Broker Non-Votes
----------      -------     -------    ----------------
2,681,961        5,423       1,005          17,733

  d. To amend the Fund's fundamental investment policy regarding investments in commodities.

For             Against     Abstain    Broker Non-Votes
----------      -------     -------    ----------------
2,677,800        9,584       1,005          17,733

  e. To amend the Fund's fundamental investment policy regarding underwriting securities.

For             Against     Abstain    Broker Non-Votes
----------      -------     -------    ----------------
2,681,715        5,618       1,056         17,733

  f. To amend the Fund's fundamental investment policy regarding lending by the Fund.

For             Against     Abstain    Broker Non-Votes
----------      -------     -------    ----------------
2,681,458        5,876       1,056          17,732

g. To amend the Fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry.

For             Against     Abstain    Broker Non-Votes
----------      -------     -------    ----------------
2,681,622        5,711       1,056         17,733

h. To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin.

For             Against     Abstain    Broker Non-Votes
----------      -------     -------    ----------------
2,677,327       10,006       1,056          17,733

                    LAST MEETING OF SHAREHOLDERS--CONTINUED

i. To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding pledging assets.

For             Against     Abstain    Broker Non-Votes
----------      -------     -------    ----------------
2,681,289       6,066        1,035         17,732


(4) To eliminate certain of the Fund's fundamental investment policies:

a. To remove the Fund's fundamental investment policy on selling securities short.


For             Against     Abstain    Broker Non-Votes
----------      -------     -------    ----------------
2,677,378        9,842       1,170          17,732

b. To remove the Fund's fundamental investment policy on investments in restricted securities.

For             Against     Abstain    Broker Non-Votes
----------      -------     -------    ----------------
2,681,370        5,901       1,118         17,733


                            PORTFOLIO OF INVESTMENTS

                                Riggs Stock Fund

                          October 31, 1999 (unaudited)

Shares                                                                            Value
Common Stocks--98.5%
                     Banking--0.9%
                     9,435  SouthTrust Corp.                              $           384,588
                     5,372  Zions BanCorp                                             320,459
                              Total                                                   705,047
                            Commercial Services--1.8%
                    27,190  Donnelley (R.R.) & Sons Co.                               659,357
                    68,585  (1) Modis Professional Services, Inc.                     767,295
                              Total                                                 1,426,652
                            Consumer Durables--1.3%
                    15,094  Eastman Kodak Co.                                       1,040,543
                            Consumer Non-Durables--5.3%
                    29,265  Fort James Corp.                                          770,035
                    41,585  Philip Morris Cos., Inc.                                1,047,422
                    31,670  (2) R.J.R. Nabisco, Inc., Class A                       1,183,666
                    64,725  The Pepsi Bottling Group, Inc.                          1,177,186
                              Total                                                 4,178,309
                            Consumer Services--5.0%
                    78,685  (1) Cendant Corp.                                       1,298,302
                    43,645  Tribune Co.                                             2,618,700
                              Total                                                 3,917,002
                            Electronic Technology--19.1%
                    21,165  (1) Apple Computer, Inc.                                1,695,846
                    30,935  (1) Cisco Systems, Inc.                                 2,289,190
                    10,705  (1) EMC Corp. Mass                                        781,465
                     8,660  (1) General Instrument Corp.                              466,016
                    16,480  Intel Corp.                                             1,276,170
                    16,116  International Business Machines Corp.                   1,585,412
                    15,039  Koninklijke (Royal) Philips                             1,563,116
                            Electronics NV, ADR
                    30,767  Lucent Technologies, Inc.                               1,976,780
                    24,395  (1)(2) SCI Systems, Inc.                                1,204,503
                     4,680  Texas Instruments, Inc.                                   420,030
                    28,220  United Technologies Corp.                               1,707,310
                              Total                                                14,965,838
                            Energy Minerals--5.3%
                    28,305  BP Amoco PLC, ADR                                       1,634,614
                    17,770  Mobil Corp.                                             1,714,805
                    12,261  Texaco, Inc.                                              752,519
                              Total                                                 4,101,938
                            Finance--16.6%
                     9,005  American Express Co.                                    1,386,770
                    29,112  Bank of America Corp                                    1,874,085
                    21,495  Federal National Mortgage Association                   1,520,771
                    38,394  Fleet Boston Corp.                                      1,674,921
                    34,925  Hartford Financial Services Group,                      1,809,552
                            Inc.
                    18,490  Lincoln National Corp.                                    852,851
                    11,915  Merrill Lynch & Co., Inc.                                 935,328
                    44,880  Washington Mutual, Inc.                                 1,612,875
                    28,440  Wells Fargo Co.                                         1,361,565
                              Total                                                13,028,718
                            Health Services--1.3%
                    23,799  Cardinal Health, Inc.                                   1,026,332
                            Health Technology--8.2%
                    20,425  Abbott Laboratories                                       824,659
                    30,140  American Home Products Corp.                            1,574,815
                    14,695  Baxter International, Inc.                                953,338
                    35,549  (1) Elan Corp. Plc, ADR                                   915,387
                    20,755  Johnson & Johnson                                       2,174,086
                              Total                                                 6,442,285
                            Industrial Services--1.4%
                    17,305  Schlumberger Ltd.                                       1,048,034
                            Producer Manufacturing--6.9%
                    18,049  Georgia-Pacific Corp.                                     716,320
                    20,671  Ingersoll-Rand Co.                                      1,080,060
                    20,235  Textron, Inc.                                           1,561,889
                    27,250  Tyco International Ltd.                                 1,088,297
                    32,789  Xerox Corp.                                               918,092
                              Total                                                 5,364,658
                            Retail Trade--12.1%
                    24,141  Albertsons, Inc.                                          876,620
                    20,180  Circuit City Stores, Inc.                                 861,434
                    13,095  Dayton-Hudson Corp.                                       846,264
                    24,515  The Gap, Inc.                                             910,119
                    94,168  (1) Office Depot, Inc.                                  1,171,215
                    46,699  (1) Safeway, Inc.                                       1,649,058
                    31,725  Sears, Roebuck & Co.                                      894,248
                    51,770  TJX Cos., Inc.                                          1,404,261
                    62,780  (1) Toys `R' Us, Inc.                                     886,768
                              Total                                                 9,499,987
                            Technology Services--1.3%
                    22,190  First Data Corp.                                        1,013,806
                            Utilities--12.0%
                    16,832  AT&T Corp.                                                786,896
                    27,405  Coastal Corp.                                           1,154,436
                    34,105  Edison International                                    1,010,361
                    22,027  GPU, Inc.                                                 747,541
                    17,240  GTE Corp.                                               1,293,000
                    21,395  (1) MCI Worldcom, Inc.                                  1,835,958
                    30,445  Peco Energy Co.                                         1,162,618

Shares or
Principal
Amount                                                                      Value
Common Stocks--continued
                            Utilities--continued
                    26,800  SBC Communications, Inc.                      $         1,365,142
                              Total                                                 9,355,952
                              Total Common Stocks (identified cost                 77,115,101
                              $63,942,047)

Preferred Stocks--0.5%
                            Consumer Services--0.5%
                    14,382  Cendant Corp., Conv. Pfd., 7.50%                          402,696
                            (identified cost $551,099)

(3) Repurchase Agreement--3.1%

                $2,448,000  Donaldson, Lufkin and Jenrette                          2,448,000
                            Securities Corp., 5.22%, dated
                            10/29/1999, due 11/1/1999 (at
                            amortized cost)
                              Total Investments (identified cost          $        79,965,797
                              $66,941,146)(4)


(1) Non-income producing security.
(2) Certain shares on loan to broker.
(3) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
(4) The cost of investments for federal tax purposes amounts to $66,941,146. The net unrealized appreciation of investments on a federal tax basis amounts to $13,024,651 which is comprised of $18,345,132 appreciation and $5,320,481 depreciation at October 31, 1999.

Note: The categories of investments are shown as a percentage of net assets
      ($78,319,705) at October 31, 1999.

The following acronym is used throughout this portfolio:
ADR--American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)


                            PORTFOLIO OF INVESTMENTS

                         Riggs Small Company Stock Fund

                          October 31, 1999 (unaudited)

Shares                                                                             Value
Common Stocks--86.7%
                    Commercial Services--3.4%
                    19,335  (1) AHL Services, Inc.                         $            367,365
                    37,660  (1) Modis Professional Services, Inc.                       421,321
                     3,540  (1) NCO Group, Inc.                                         150,007
                     5,570  (1) Navigant Consulting, Inc.                               159,093
                              Total                                                   1,097,786
                            Consumer Durables--4.1%
                    36,266  (1)(2) Action Performance Cos., Inc.                        737,786
                    20,859  (1) Furniture Brands International,                         404,143
                            Inc.
                    16,380  (1) Topps Co.                                               160,729
                              Total                                                   1,302,658
                            Consumer Non-Durables--2.8%
                    47,338  (1) NBTY, Inc.                                              381,663
                    41,882  (1) Steven Madden Ltd.                                      513,054
                              Total                                                     894,717
                            Consumer Services--8.2%
                    12,390  CBRL Group, Inc.                                            165,716
                    45,210  (1) Diedrich Coffee, Inc.                                   254,306
                    22,495  (1) Global Imaging Systems, Inc.                            310,712
                    20,805  (1) Metamor Worldwide, Inc.                                 392,694
                    19,353  (1) Performance Food Group Co.                              524,950
                    13,505  (1)(2) NetRadio Corp.                                       107,196
                    18,999  (1) Rare Hospitality International,                         378,792
                            Inc.
                    32,327  (1) ResortQuest International, Inc.                         248,514
                    28,094  (1) Travel Services International,                          245,822
                            Inc.
                              Total                                                   2,628,702
                            Electronic Technology--2.7%
                    28,919  (1) Aeroflex, Inc.                                          160,862
                    35,678  (1) Brooktrout, Inc.                                        461,584
                     4,788  (1) RadiSys Corp.                                           253,764
                              Total                                                     876,210
                            Finance--18.8%
                    36,355  Advanta Corp., Class B                                      468,071
                    22,255  Allied Capital Corp.                                        446,491
                     8,000  (1) American Bancshares, Inc.                               111,000
                    55,495  (1) Amresco, Inc.                                           163,016
                    14,336  (2) Apartment Investment & Management                       539,392
                            Co., Class A
                    22,530  (1)(2) Creditrust Corp.                                     401,316
                    34,600  (1) FPIC Insurance Group, Inc.                              549,275
                    22,250  First Industrial Realty Trust                               549,297
                    33,045  (2) Gold Banc Corp., Inc.                                   349,038
                    16,690  Hudson United Bancorp                                       524,692
                    59,985  Imperial Credit Commercial Mortgage                         652,337
                            Investment Corp.
                    40,485  (1) Rainbow Rentals, Inc.                                   359,304
                    10,050  Southwest Securities Group, Inc.                            239,316


Shares                                                                       Value
Common Stocks--continued
                     Finance--continued
                     2,685  Sterling Bancorp                               $             50,679
                     5,880  (1) Sun Bancorp, Inc.                                        60,638
                    14,272  Weingarten Realty Investors                                 545,904
                              Total                                                   6,009,766
                            Health Services--11.4%
                    20,480  (1) Eclipsys Corp.                                          325,120
                    43,400  (1) First Consulting Group, Inc.                            366,187
                    23,249  (1)(2) InfoCure Corp.                                       366,172
                    79,208  (1) InterDent, Inc.                                         653,466
                    24,190  (1) Pharmaceutical Product                                  243,412
                            Development, Inc.
                    11,026  (1) Priority HealthCare Corp., Class B                      221,209
                    23,626  (1) Trigon Healthcare, Inc.                                 670,388
                    51,284  (1) US Oncology, Inc.                                       229,175
                    34,442  (1) United Payors & United Providers,                       579,056
                            Inc.
                              Total                                                   3,654,185
                            Health Technology--5.6%
                    20,155  (1) Cephalon, Inc.                                          327,519
                    20,380  (1) Colorado MEDtech, Inc.                                  264,940
                    10,996  Cooper Companies, Inc.                                      274,900
                    28,150  (1) Hanger Orthopedic Group, Inc.                           346,597
                    23,222  (1) Maxxim Medical, Inc.                                    557,328
                              Total                                                   1,771,284
                            Industrial Services--5.2%
                    49,320  (1) Group Maintenance America Corp.                         474,705
                    33,842  (1)(2) National-Oilwell, Inc.                               458,982
                    14,445  (1)(2) Precision Drilling Corp.                             334,943
                    29,070  (1) Pride International, Inc.                               399,713
                              Total                                                   1,668,343
                            Non-Energy Minerals--0.8%
                    12,565  (1) Stillwater Mining Co.                                   252,871
                            Process Industries--1.3%
                    36,937  (1) Building One Services Corp.                             410,924
                            Producer Manufacturing--1.0%
                     5,965  (1)(2) Zebra Technologies Corp.,                            324,347
                            Class A
                            Retail Trade--4.3%
                    18,645  (1)(2) Buckle, Inc.                                         307,643
                    37,115  (1)(2) Rent-A-Center, Inc.                                  679,668
                    28,172  (1) White Cap Industries, Inc.                              397,929
                              Total                                                   1,385,240
                            Technology Services--7.2%
                    31,037  (1) Axent Technologies, Inc.                                459,736
                    15,885  (1)(2) Navidec, Inc.                                        161,828
                    71,635  (1) Netplex Group, Inc.                                     134,316
                    29,505  (1) Novadigm, Inc.                                          385,409
                    65,235  (1) SOFTWORKS, Inc.                                         199,782
                     7,704  (1) ScanSource, Inc.                                        260,973
Shares or
Principal
Amount                                                                       Value
Common Stocks--continued
                            Technology Services--continued
                    38,568  (1) Symix Systems, Inc.                        $            397,733
                    15,410  (1) Tech Data Corp.                                         289,901
                              Total                                                   2,289,678
                            Transportation--7.2%
                    25,469  (1)(2) Atlantic Coast Airlines                              592,154
                            Holdings
                     9,770  (1) Landstar System, Inc.                                   395,685
                    53,950  (1) Mesa Air Group, Inc.                                    303,469
                    11,771  (1) Ryanair Holdings PLC, ADR                               485,554
                    21,415  SkyWest, Inc.                                               531,360
                              Total                                                   2,308,222
                            Utilities--2.7%
                    53,415  (1)(2) LCC International, Inc., Class                       454,028
                            A
                    17,495  Northwestern Corp.                                          399,105
                              Total                                                     853,133
                              Total Common Stocks (identified cost                   27,728,066
                              $30,464,400)
(3) Repurchase Agreement--12.4%
                $3,948,000  Donaldson, Lufkin and Jenrette                            3,948,000
                            Securities Corp., 5.22%, dated
                            10/29/1999, due 11/1/1999 (at
                            amortized cost)
                              Total Investments (identified cost           $         31,676,066
                              $34,412,400)(4)

(1) Non-income producing security.
(2) Certain shares on loan to broker.
(3) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
(4) The cost of investments for federal tax purposes amounts to $34,412,400. The net unrealized depreciation of investments on a federal tax basis amounts to $2,736,334 which is comprised of $2,363,998 appreciation and $5,100,332 depreciation at October 31, 1999.

Note: The categories of investments are shown as a percentage of net assets
      ($31,973,670) at October 31, 1999.

The following acronym is used throughout this portfolio:

ADR--American Depositary  Receipt

(See Notes which are an integral part of the Financial Statements)

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  Riggs Funds

                          October 31, 1999 (unaudited)

                                                                                                  Small
                                                                     Stock                    Company Stock
                                                                     Fund                          Fund
Assets:
Investments in securities, at value                       $             77,517,797       $          27,728,066
Investments in repurchase agreements                                     2,448,000                   3,948,000
  Total investments, at amortized cost and value                        79,965,797                  31,676,066
Cash                                                                         9,147                       2,593
Collateral for securities loaned, at fair value                          1,436,655                   4,822,791
 (Note 2)
Income receivable                                                           66,291                       1,717
Receivable for shares sold                                                      --                       3,000
Receivable for investments sold                                                 --                     554,041
Deferred organizational costs                                                   --                       3,885
Other Assets                                                                    --                      14,874
  Total assets                                                          81,477,890                  37,078,967
Liabilities:
Income distribution payable                                                    461                         184
Payable for investments purchased                                        1,664,007                     281,922
Payable upon return of securities loaned (Note 2)                        1,436,655                   4,822,791
Payable for shares redeemed                                                 41,915                         400
Accrued expenses                                                            15,147                          --
  Total liabilities                                                      3,158,185                   5,105,297
Net Assets                                                $             78,319,705       $          31,973,670
Net Assets Consists of:
Paid in capital                                           $             61,585,394       $          39,009,580
Net unrealized appreciation (depreciation) of                           13,024,651                  (2,736,334)
 investments
Accumulated net realized gain (loss) on investments                      3,713,353                  (4,185,487)
Accumulated distributions in excess of net                                  (3,693)                         --
 investment income
Net operating loss                                                              --                    (114,089)
  Total Net Assets                                        $             78,319,705       $          31,973,670
Class R Shares                                            $             77,953,107       $          31,869,294
Class B Shares                                            $                366,598       $             104,376
Net Asset Value, Offering Price and Redemption
 Proceeds Per Share:
Net Asset Value Per Share
Class R Shares                                                         $     13.13                 $     10.45
Class B Shares                                                         $     13.07                 $     10.37
Offering Price Per Share(1)
Class R Shares(3)                                                      $     13.13                 $     10.45
Class B Shares(3)                                                      $     13.07                 $     10.37
Redemption Proceeds Per Share(2)
Class R Shares(4)                                                      $     12.87                 $     10.24
Class B Shares(5)                                                      $     12.42                 $      9.85
Shares Outstanding:
Class R Shares                                                           5,935,269                   3,051,081
Class B Shares                                                              28,058                      10,065
Investments, at identified cost                           $             66,941,146       $          34,412,400
Investments, at tax cost                                  $             66,941,146       $          34,412,400


(1) See "What Shares Cost" in the Prospectus.
(2) See "Contingent Deferred Sales Charge" in the Prospectus.
(3) Computation of offering price per share 100/100.00 of net asset value.
(4) Computation of offering price per share 98/100 of net asset value.
(5) Computation of offering price per share 95/100 of net asset value. (See Notes which are an integral part of the Financial Statements)


                            STATEMENTS OF OPERATIONS

                                  Riggs Funds

                          October 31, 1999 (unaudited)

                                                                                          Small
                                                                           Stock      Company Stock
                                                                           Fund            Fund
Investment Income:
Dividends                                                              $    602,125     $   108,155
Interest                                                                     67,618          76,179
 Total investment income                                                    669,743         184,334
Expenses:
Investment advisory fee                                                     350,659         153,826
Administrative personnel and services fee                                    73,095          30,090
Custodian fees                                                                9,351           3,846
Transfer and dividend disbursing agent fees and expenses                     27,278          18,583
Trustees' fees                                                                1,257           1,360
Auditing fees                                                                 5,768           8,087
Legal fees                                                                    1,257           1,413
Portfolio accounting fees                                                       723           1,395
Distribution services fee--Class R Shares                                   116,568          47,931
Distribution services fee--Class B Shares                                       954             419
 Shareholder services fees--Class R Shares                                  116,568          47,931
Shareholder services fees--Class B Shares                                       318             140
Share registration costs                                                     10,223           4,262
Printing and postage                                                          4,525           3,120
Insurance premiums                                                              754           1,257
Miscellaneous                                                                 1,760           3,605
 Total expenses                                                             721,058         327,265
Waivers:
 Waiver of Shareholder services fee--Class R Shares                         (69,941)        (28,758)
 Waiver of Shareholder services fee--Class B Shares                            (191)            (84)
   Total waivers                                                            (70,132)        (28,842)
     Net expenses                                                           650,926         298,423
      Net investment income/(Net operating loss)                             18,817        (114,089)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments                                          4,186,714         574,336
Net change in unrealized appreciation (depreciation) of investments     (11,422,818)     (2,731,219)
Net realized and unrealized loss on investments                          (7,236,104)     (2,156,883)
   Change in net assets resulting from operations                      $ (7,217,287)    $(2,270,972)
(See Notes which are an integral part of the Financial Statements)


STATEMENTS OF CHANGES IN NET ASSETS

                                  Riggs Funds

                                                                                            Small Company
                                                                             Stock Fund
Stock Fund
                                                                    Six Months                       Six Months
                                                                       Ended         Year Ended
Ended         Year Ended
                                                                    (unaudited)                      (unadited)
                                                                    October 31,      April 30,      October
31,      April 30,
                                                                       1999             1999
1999            1999
Increase (Decrease) in Net Assets:
Operations--
Net investment income (net operating loss)                         $     18,817   $    262,526      $  (114,089)
$    (60,901)
Net realized gain (loss) in investments                               4,186,714      8,227,259
574,336     (4,753,762)
Net change in unrealized appreciation (depreciation) of
 investments                                                        (11,422,818)    (3,149,465)
(2,731,219)   (11,661,505)
 Change in net assets resulting from operations                      (7,217,287)     5,340,320
(2,270,972)   (16,476,168)
Distributions to Shareholders--
 Distributions from net investment income
 Class R Shares                                                         (59,243)      (292,776)
--             --
 Class B Shares                                                              --            (57)(1)
--             --
Distributions from net realized gains
 Class R Shares                                                      (8,502,330)   (10,140,817)
--     (5,407,163)
 Class B Shares                                                         (28,707)       (11,768)(1)
--        (18,999)(2)
   Change in net assets resulting from distributions to
    shareholders                                                     (8,590,280)   (10,445,418)
--     (5,426,162)
Share Transactions--
Proceeds from sales of shares                                         7,062,727     23,801,961
4,495,004     23,672,150
Net asset value of shares issued to shareholders in payment of
 distributions declared                                               7,381,846     10,170,057
--      5,415,147
Cost of shares redeemed                                             (21,973,908)   (44,325,647)
(9,079,081)   (26,579,582)
 Change in net assets resulting from share transactions              (7,529,335)   (10,353,629)
(4,584,077)     2,507,715
   Change in net assets                                             (23,336,902)   (15,458,727)
(6,855,049)   (19,394,615)
Net Assets:
Beginning of period                                                 101,656,607    117,115,334
38,828,719     58,223,334
End of period                                                      $ 78,319,705   $101,656,607      $31,973,670
$ 38,828,719
Undistributed (distributions in excess of/net operating loss)
 net investment income
included in net assets at end of period                            $     (3,693)  $     36,733      $
(114,089)            --
Net gain as computed for federal tax purposes                      $  4,186,714   $  8,539,951      $   574,336
$ (3,967,647)

(1) Reflects operations for the period from July 19, 1998 (date of initial public investment) to April 30, 1999.
(2) Reflects operations for the period from July 17, 1998 (date of initial public investment) to April 30, 1999.
(See Notes which are an integral part of the Financial Statements)



FINANCIAL HIGHLIGHTS

                                  Riggs Funds
                                 Class B Shares

(For a share outstanding throughout each period)


                                         Net Asset                      Net Realized
Distributions   Distributions
                              Year        Value,            Net        and Unrealized   Total From      from
Net        from Net
          Ended             beginning    Operating    Gain (Loss) on     Investment     Investment
Realized         Total
        April 30,           of period      Loss         Investments      Operations       Income
Gains       Distributions
        Stock Fund
         1999(3)               $16.65      (0.03)               0.83             0.80        (0.01)
(1.71)          (1.72)
         1999(6)               $15.73      (0.00)(7)           (1.22)           (1.22)          --
(1.44)          (1.44)
 Small Company Stock Fund
         1999(5)               $17.25      (0.07)              (4.12)           (4.19)          --
(1.85)          (1.85)
         1999(6)               $11.21      (0.04)              (0.80)           (0.84)          --
--              --

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2) During the period certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.
(3) Reflects operations for the period from July 19, 1998 (date of initial public investment) to April 30, 1999.
(4) Computed on an annualized basis.






                                                       Ratios to Average Net Assets
                                             Net                                    Net
 Net Asset                               Investment/                             Investment/       Net Assets,
 Value, end     Total                     Operating           Expenses         Operating Loss     end of period
Portfolio
 of period    Return(1)  Expenses(2)       Loss(2)        (after waivers)      (after waivers)    (000
omitted)    Turnover

   $15.73       5.31%        2.16%(4)        (0.67%)(4)            1.97%(4)           (0.48%)(4)
$182          52%
   $13.07      (7.57%)       2.04%(4)        (0.61%)(4)            1.89%(4)           (0.46%)(4)
$367          21%

   $11.21      24.43%        2.33%(4)        (0.97%)(4)            2.13%(4)           (0.77%)(4)
$101         100%
   $10.37      (7.49%)       2.20%(4)        (1.24%)(4)            2.05%(4)           (1.09%)(4)
$104          50%

(5) Reflects operations for the period from July 17, 1998 (date of initial public investment) to April 30, 1999.
(6) For the six month period ended October 31, 1999 (unaudited). (7) Amount represents less than $0.01 per share. (See Notes which are an integral part of the Financial Statements)



COMBINED NOTES TO FINANCIAL STATEMENTS

                                  Riggs Funds
                          October 31, 1999 (unaudited)

(1) Organization

Riggs Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of five diversified portfolios, two of which offer Class B Shares (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:

Portfolio Name                    Investment Objective
Riggs Stock Fund ("Stock Fund") Seeks to provide growth of capital and income.

Riggs Small Company Stock Fund    Seeks to provide long-term capital
("Small Company Fund")            appreciation.

The assets of each portfolio are segregated and a shareholders interest is limited to the portfolio in which shares are held.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

U.S. government securities, listed corporate bonds (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities (and investments in closed-end investment companies) are valued at the last sale price reported on a primary national securities exchange. For the money market Funds within the Trust, the use of the amortized cost method to value portfolio securities is in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Trust, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

At April 30, 1999, the Small Company Fund, for federal tax purposes, had a capital loss carryforward of $3,967,647, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Small Company Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2006.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Securities Lending

Under guidelines adopted by the Board of Trustees, each Fund may lend portfolio securities to brokers/dealers and other financial organizations in order to generate additional income. Loans of portfolio securities by a Fund will be collateralized by cash, letters of credit or U.S. government securities which are maintained at 100% of the current market value of the loaned securities. Collateral is either held as cash or reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds. The Funds return a portion of the interest on any cash received as collateral and continue to receive interest or dividends on securities loaned. Included in interest income is $1,738 and $8,582 for Stock Fund and Small Company Fund, respectively, of income earned on securities lending transactions.

Loans will be made to firms deemed by the Company's advisor to be of good financial standing and will not be made unless, in the judgement of the Company's adviser, the consideration to be earned from such loans would justify the risk. The risks associated with lending portfolio securities consist of possible decline in value of collateral, possible delays receiving additional collateral or in the recovery of the loaned securities or expenses from enforcing the Funds' rights should be the borrower of the securities fail financially.

As of October 31, 1999, the value of securities loaned and the payable on collateral due to broker were as follows:

                                                                       Payable on
                                                     Market Value of   Collateral
Fund                                                Securities Loaned  Due Broker
Stock Fund                                                 $1,441,834  $1,436,655
Small Company Fund                                         $4,705,067  $4,822,791
Cash collateral is held in a segregated account.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on the trade date.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                                                                    Stock Fund
                                                                                   Six Months Ended
Year Ended
                                                                                   October 31, 1999
April 30, 1999
Class R Shares                                                                    Amount        Shares
Amount        Shares
Shares sold                                                                   $  6,856,477      456,027   $
23,625,339    1,542,657
Shares issued to shareholders in payment of distributions declared               7,353,256      572,084
10,158,300      676,733
Shares redeemed                                                                (21,972,074)  (1,513,863)
(44,312,176)  (2,867,893)
Net change resulting from Class R Shares transactions                         $ (7,762,341)    (485,752)
$(10,528,537)    (648,503)

                                                                                                    Stock Fund
                                                                                  Six Months Ended
Period Ended
                                                                                  October 31, 1999
April 30, 1999 (1)
Class B Shares                                                                   Amount        Shares
Amount        Shares
Shares sold                                                                   $    206,250       14,368   $
176,622       11,692
Shares issued to shareholders in payment of distributions declared                  28,590        2,241
11,757          785
Shares redeemed                                                                     (1,834)        (137)
(13,471)        (891)
Net change resulting from Class B Shares transactions                         $    233,006       16,472   $
174,908       11,586
 Net change resulting from share transactions                                 $ (7,529,335)    (469,280)
$(10,353,629)    (636,917)

(1) Reflects operations for the period from July 19, 1998 (date of initial public investment) to April 30, 1999.


                                                                                                Small Company Fund
                                                                                    Six Months Ended
Year Ended
                                                                                    October 31, 1999
April 30, 1999
Class R Shares                                                                     Amount      Shares
Amount        Shares
Shares sold                                                                      $ 4,481,039    380,151   $
23,513,675    1,811,335
Shares issued to shareholders in payment of distributions declared                       ---        ---
5,396,154      472,104
Shares redeemed                                                                   (9,077,779)  (766,731)
(26,536,536)  (1,942,196)
  Net change resulting from Class R Shares transactions                          $(4,596,740)  (386,580)  $
2,373,293      341,243

                                                                                              Small Company Fund
                                                                                    Six Months Ended
Period Ended
                                                                                    October 31, 1999
April 30, 1999 (2)
Class B Shares                                                                     Amount       Shares
Amount        Shares
Shares sold                                                                      $    13,965      1,157   $
158,475       11,167
Shares issued to shareholders in payment of distributions declared                        --         --
18,993        1,668
Shares redeemed                                                                       (1,302)      (104)
(43,046)      (3,822)
 Net change resulting from Class B Shares transactions                           $    12,663      1,053   $
134,422        9,013
  Net change resulting from transactions                                         $(4,584,077)  (385,527)  $
2,507,715      350,256

(2) Reflects operations for the period from July 17, 1998 (date of initial public investment) to April 30, 1999.

(4) Investment Advisory Fee and Other Transactions with Affiliates Investment Advisory Fee

Riggs Investment Management Corp., the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below). The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Fund                Annual Rate

Stock Fund             0.75%
Small Company Fund     0.80%

Administrative Fee

Federated Administrative Services ("FAS") provides the Trust with certain administrative personnel and services (including certain legal, fund accounting and transfer agency services). The FAS fee is based on the level of average aggregate net assets of the Trust for the period.

Distribution Services Fee

The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the fund to finance activities intended to result in the sale of the Fund's Class R and Class B Shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

                 Percentage of Average
Share Class Name  Net Assets of Class

Class R Shares           0.25%
Class B Shares           0.75%

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with FAS, each Fund will pay up to 0.25% of average daily net assets of the Fund for the period. The fee is paid to FAS to finance certain services for shareholders and to maintain shareholder accounts. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Custodian Fees
Riggs Bank N.A. is the Fund's custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Organizational Expenses

Organizational expenses were borne initially by FAS. The Funds have agreed to reimburse FAS for the organizational expenses during the five year period following each Fund's effective date. For the year ended October 31, 1999, the following amounts were paid pursuant to this agreement:


                                                            Riggs Funds
                                                         Organizational Expenses
                                     Organizational    Paid for the Six Months Ended
Fund                Effective Date       Expenses             October 31, 1999
Small Company Fund  February 6, 1995     $22,693               $2,269

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) Investment Transactions

Purchases and sales of investments, excluding short-term obligations, for the six months ended October 31, 1999, were as follows:

Fund                     Purchases      Sales
Stock Fund              $19,124,677  $33,858,956
Small Company Fund       17,669,457   24,185,716

(6) Subsequent Event

On December 17, 1999, the Trust will add four new portfolios to the Riggs Funds
Family: Riggs Large Cap Growth Fund (Class R and Class B Shares), Riggs Bond Fund (Class R Shares), Riggs Intermediate Tax Free Bond Fund (Class R Shares), and Riggs Long Term Tax Free Bond Fund (Class R Shares).

(7) Year 2000

Similar to other financial organizations, the Funds could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that theses steps will be sufficient to avoid any adverse impact to the Funds.


                                   TRUSTEES

                                John F. Donahue
                                Thomas G. Bigley
                              John T. Conroy, Jr.
                            Nicholas P. Constantakis
                               John F. Cunningham
                             J. Christopher Donahue
                            Lawrence D. Ellis, M.D.
                                Peter E. Madden
                           Charles F. Mansfield, Jr.
                              John E. Murray, Jr.
                               Marjorie P. Smuts
                                 John S. Walsh


                                    OFFICERS

                                John F. Donahue
                                    Chairman

                               Edward C. Gonzales
                            President and Treasurer

                             J. Christopher Donahue
                            Executive Vice President

                               John W. McGonigle
                     Executive Vice President and Secretary

                                Joseph S. Machi
                     Vice President and Assistant Treasurer

                               Richard B. Fisher
                                 Vice President

                               C. Grant Anderson
                              Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning the Funds' objectives and policies, management fees, expenses and other information.





Cusip 76656A  708
Cusip 76656A  880

G00356-02 (12/99)